UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	6-30

Date of reporting period:	3-31-2015

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Debt Fund
March 31, 2015

Emerging Markets Debt Fund - Schedule of Investments
MARCH 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 92.9%
Bahamas — 0.4%
Intercorp Peru Ltd., 5.875%, 2/12/25	100,000	99,500
Brazil — 5.5%
Banco ABC Brasil SA, 7.875%, 4/8/20	200,000	198,500
Banco BTG Pactual SA, 4.00%, 1/16/20	200,000	183,520
Banco do Estado do Rio Grande do Sul SA, 7.375%, 2/2/22	200,000	188,750
BRF SA, 3.95%, 5/22/23	200,000	185,625
Itau Unibanco Holding SA, 6.20%, 12/21/21	200,000	210,640
JBS Finance II Ltd., 8.25%, 1/29/18	100,000	104,330
Petrobras Global Finance BV, 7.875%, 3/15/19	100,000	102,350
Petrobras Global Finance Co., 4.875%, 3/17/20	200,000	180,100
Vale Overseas Ltd., 6.875%, 11/21/36	100,000	97,220
		1,451,035
Chile — 4.7%
Banco del Estado de Chile, 4.125%, 10/7/20	200,000	212,046
Banco Santander Chile, 3.875%, 9/20/22	200,000	204,854
Cencosud SA, 5.50%, 1/20/21	150,000	157,156
Corpbanca SA, 3.875%, 9/22/19(1)	250,000	250,793
Telefonica Chile SA, 3.875%, 10/12/22	200,000	201,845
VTR Finance BV, 6.875%, 1/15/24	200,000	208,000
		1,234,694
China — 9.4%
China Overseas Finance Cayman V Ltd., 3.95%, 11/15/22	200,000	200,377
CITIC Ltd., 6.80%, 1/17/23	200,000	238,445
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	300,000	293,561
Country Garden Holdings Co. Ltd., 7.50%, 3/9/20	200,000	202,059
CRCC Yuxiang Ltd., 3.50%, 5/16/23	200,000	201,040
ENN Energy Holdings Ltd., 6.00%, 5/13/21	200,000	224,663
MIE Holdings Corp., 7.50%, 4/25/19	200,000	119,750
Shimao Property Holdings Ltd., 8.125%, 1/22/21	200,000	208,056
Sino-Ocean Land Treasure Finance I Ltd., 4.625%, 7/30/19	200,000	204,589
Sinopec Capital 2013 Ltd., 3.125%, 4/24/23	200,000	198,027
Tencent Holdings Ltd., 3.80%, 2/11/25(1)	200,000	204,800
Tencent Holdings Ltd., 3.375%, 5/2/19	200,000	207,191
		2,502,558
Colombia — 4.5%
Banco Davivienda SA, 5.875%, 7/9/22	200,000	206,000
Bancolombia SA, 5.95%, 6/3/21	200,000	221,940
Ecopetrol SA, 5.875%, 9/18/23	200,000	215,200
Empresa de Energia de Bogota SA ESP, 6.125%, 11/10/21	200,000	215,000
Millicom International Cellular SA, 6.625%, 10/15/21	200,000	211,000
Pacific Rubiales Energy Corp., 5.375%, 1/26/19	200,000	132,500
		1,201,640
Guatemala — 0.8%
Comcel Trust, 6.875%, 2/6/24	200,000	213,600
Hong Kong — 4.2%
China CITIC Bank International Ltd., MTN, 6.875%, 6/24/20	200,000	225,880

Hutchison Whampoa International 09 Ltd., 7.625%, 4/9/19	100,000	120,442
Hutchison Whampoa International 12 Ltd., VRN, 6.00%, 5/7/17	100,000	106,547
LS Finance 2017 Ltd., 5.25%, 1/26/17	200,000	210,540
PCCW Capital No 4 Ltd., 5.75%, 4/17/22	200,000	221,508
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 2/14/22	200,000	216,652
		1,101,569
Hungary — 0.8%
MOL Group Finance SA, 6.25%, 9/26/19	200,000	217,400
India — 5.0%
Axis Bank Ltd/Dubai, MTN, 5.125%, 9/5/17	200,000	213,754
Bharti Airtel International Netherlands BV, 5.125%, 3/11/23	200,000	217,155
ICICI Bank Ltd., 5.75%, 11/16/20	200,000	227,629
Indian Oil Corp. Ltd., 5.625%, 8/2/21	200,000	224,271
Reliance Industries Ltd., 4.125%, 1/28/25	250,000	252,620
Vedanta Resources plc, 6.00%, 1/31/19	200,000	179,198
		1,314,627
Indonesia — 3.2%
Indosat Palapa Co. BV, 7.375%, 7/29/20	200,000	209,750
Listrindo Capital BV, 6.95%, 2/21/19	200,000	212,000
PT Pertamina Persero, 4.875%, 5/3/22	200,000	208,830
Star Energy Geothermal Wayang Windu Ltd., 6.125%, 3/27/20	200,000	205,000
		835,580
Israel — 3.1%
Altice Financing SA, 6.50%, 1/15/22	200,000	206,125
Altice Finco SA, 7.625%, 2/15/25(1)	200,000	206,000
Israel Electric Corp. Ltd., 5.625%, 6/21/18	200,000	213,687
Israel Electric Corp. Ltd., 5.00%, 11/12/24(1)	200,000	207,364
		833,176
Jamaica — 1.7%
Digicel Group Ltd., 8.25%, 9/30/20	450,000	452,925
Kazakhstan — 1.1%
Halyk Savings Bank of Kazakhstan JSC, 7.25%, 1/28/21	200,000	195,062
Halyk Savings Bank of Kazakhstan JSC, 7.25%, 5/3/17	100,000	101,175
		296,237
Kuwait — 1.2%
Kuwait Projects Co., 4.80%, 2/5/19	300,000	317,175
Macau — 0.7%
MCE Finance Ltd., 5.00%, 2/15/21(1)	200,000	188,000
Malaysia — 0.8%
Malayan Banking Bhd, MTN, VRN, 3.25%, 9/20/17	200,000	201,808
Mexico — 6.3%
Alfa SAB de CV, 6.875%, 3/25/44	200,000	220,600
America Movil SAB de CV, 6.375%, 3/1/35	200,000	252,096
BBVA Bancomer SA, 6.75%, 9/30/22	150,000	169,980
BBVA Bancomer SA, 4.375%, 4/10/24	150,000	155,812
Cemex SAB de CV, 7.25%, 1/15/21	200,000	214,000
Grupo Televisa SAB, 6.625%, 3/18/25	200,000	250,850
Mexichem SAB de CV, 5.875%, 9/17/44	200,000	195,950
Tenedora Nemak SA de CV, 5.50%, 2/28/23	200,000	207,000
		1,666,288
Morocco — 0.8%
OCP SA, 5.625%, 4/25/24	200,000	218,500

Nigeria — 1.3%
Diamond Bank plc, 8.75%, 5/21/19	200,000	163,828
GTB Finance BV, 6.00%, 11/8/18	200,000	186,102
		349,930
Peru — 3.7%
Banco de Credito del Peru, VRN, 6.875%, 9/16/21	200,000	227,940
Banco Internacional del Peru SAA, VRN, 6.625%, 3/19/24	100,000	108,500
BBVA Banco Continental SA, 5.00%, 8/26/22	200,000	213,600
BBVA Banco Continental SA, VRN, 5.25%, 9/22/24	100,000	101,720
InRetail Consumer, 5.25%, 10/10/21	100,000	102,500
Southern Copper Corp., 7.50%, 7/27/35	200,000	230,108
		984,368
Philippines — 2.3%
Alliance Global Group Inc/Cayman, 6.50%, 8/18/17	100,000	106,909
BDO Unibank, Inc., 3.875%, 4/22/16	200,000	203,473
FPT Finance Ltd., 6.375%, 9/28/20	100,000	110,406
SM Investments Corp., 4.875%, 6/10/24	200,000	201,000
		621,788
Poland — 0.8%
PKO Finance AB, 4.63%, 9/26/22	200,000	212,200
Qatar — 1.8%
Nakilat, Inc., 6.27%, 12/31/33	225,433	265,595
Ooredoo International Finance Ltd., 3.25%, 2/21/23	200,000	199,650
		465,245
Republic of Korea — 3.1%
Hyundai Capital America, 2.875%, 8/9/18	200,000	206,123
Korea Exchange Bank, 2.00%, 4/2/18	200,000	199,810
Korea Gas Corp., 2.875%, 7/29/18	200,000	206,447
Korea National Oil Corp., 2.75%, 1/23/19	200,000	205,439
		817,819
Russia — 7.1%
Alfa Bank OJSC Via Alfa Bond Issuance plc, 7.875%, 9/25/17	100,000	103,500
Gazprom Neft OAO Via GPN Capital SA, 4.375%, 9/19/22	200,000	162,000
Gazprom OAO Via Gaz Capital SA, 9.25%, 4/23/19	200,000	215,360
Gazprom OAO Via Gaz Capital SA, 6.21%, 11/22/16	200,000	206,250
Lukoil International Finance BV, 6.66%, 6/7/22	200,000	199,000
Mobile Telesystems OJSC via MTS International Funding Ltd., 8.625%, 6/22/20	100,000	105,900
Rosneft Finance SA, 7.25%, 2/2/20	100,000	96,500
Sberbank of Russia Via SB Capital SA, 4.95%, 2/7/17	200,000	196,000
Vimpel Communications OJSC Via UBS Luxembourg SA, 8.25%, 5/23/16	100,000	105,500
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21	200,000	198,500
VimpelCom Holdings BV, 6.25%, 3/1/17	200,000	200,500
VTB Bank OJSC Via VTB Capital SA, 6.875%, 5/29/18	100,000	98,250
		1,887,260
Singapore — 2.7%
DBS Bank Ltd., VRN, 3.625%, 9/21/17	300,000	311,434
Oversea-Chinese Banking Corp. Ltd., MTN, VRN, 4.00%, 10/15/19	200,000	208,730
United Overseas Bank Ltd., MTN, VRN, 3.75%, 9/19/19	200,000	207,150
		727,314
South Africa — 3.1%
AngloGold Ashanti Holdings plc, 8.50%, 7/30/20	200,000	215,700
Gold Fields Orogen Holdings BVI Ltd., 4.875%, 10/7/20	200,000	179,469
Myriad International Holdings BV, 6.00%, 7/18/20	200,000	222,500

Sappi Papier Holding GmbH, 6.625%, 4/15/21	200,000	210,750
		828,419
Thailand — 3.8%
Bangkok Bank PCL, 3.875%, 9/27/22	200,000	210,144
PTT PCL, 3.375%, 10/25/22	200,000	200,207
PTT PCL, 4.50%, 10/25/42	200,000	188,905
Siam Commercial Bank PCL, MTN, 3.50%, 4/7/19	200,000	207,709
Thai Oil PCL, 3.625%, 1/23/23	200,000	200,263
		1,007,228
Trinidad and Tobago — 0.8%
Columbus International, Inc., 7.375%, 3/30/21	200,000	211,000
Turkey — 5.3%
Akbank TAS, 4.00%, 1/24/20(1)	200,000	195,600
Finansbank AS, 6.25%, 4/30/19	200,000	204,800
KOC Holding AS, 3.50%, 4/24/20	200,000	193,750
Turk Telekomunikasyon AS, 4.875%, 6/19/24	200,000	200,000
Turkiye Garanti Bankasi AS, MTN, 4.75%, 10/17/19	200,000	201,500
Turkiye Is Bankasi, 6.00%, 10/24/22	200,000	199,000
Yapi ve Kredi Bankasi AS, 5.25%, 12/3/18	200,000	204,300
		1,398,950
United Arab Emirates — 2.9%
Abu Dhabi National Energy Co., 3.625%, 1/12/23	200,000	203,700
DP World Ltd., MTN, 6.85%, 7/2/37	200,000	226,200
DP World Sukuk Ltd., 6.25%, 7/2/17	100,000	108,140
Emaar Sukuk Ltd., 6.40%, 7/18/19	200,000	226,286
		764,326
TOTAL CORPORATE BONDS (Cost $24,783,037)		24,622,159
TEMPORARY CASH INVESTMENTS — 6.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 3.125%, 1/31/16 - 10/31/19, valued at $267,167), in a joint trading account at 0.08%, dated 3/31/15, due 4/1/15 (Delivery value $261,569)		261,568
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $1,072,063), at 0.01%, dated 3/31/15, due 4/1/15 (Delivery value $1,046,000)		1,046,000
SSgA U.S. Government Money Market Fund, Class N	218,636	218,636
U.S. Treasury Bills 0.01%, 5/14/15(2)(3)	50,000	49,999
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,576,203)		1,576,203
TOTAL INVESTMENT SECURITIES — 98.9% (Cost $26,359,240)		26,198,362
OTHER ASSETS AND LIABILITIES — 1.1%		291,671
TOTAL NET ASSETS — 100.0%		$26,490,033

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
9	U.S. Treasury 10-Year Notes	June 2015	1,160,156	(11,431)

NOTES TO SCHEDULE OF INVESTMENTS
MTN	-	Medium Term Note
OJSC	-	Open Joint Stock Company
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $1,252,557, which represented 4.7% of total net assets.

(2)	The rate indicated is the yield to maturity at purchase.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $15,000.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	24,622,159	—
Temporary Cash Investments	218,636	1,357,567	—
	218,636	25,979,726	—
Liabilities
Other Financial Instruments
Futures Contracts	(11,431)	—	—

3. Federal Tax Information

As of March 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$26,359,240
Gross tax appreciation of investments	$346,972
Gross tax depreciation of investments	(507,850)
Net tax appreciation (depreciation) of investments	$(160,878)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Bond Fund
March 31, 2015

Global Bond - Schedule of Investments
MARCH 31, 2015 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 37.5%
Australia — 1.1%
Australia Government Bond, 2.75%, 4/21/24	AUD	8,680,000	6,882,445
New South Wales Treasury Corp., 4.00%, 2/20/17	AUD	4,485,000	3,549,600
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	145,000	117,958
			10,550,003
Austria — 0.8%
Austria Government Bond, 4.35%, 3/15/19(1)	EUR	2,325,000	2,935,287
Austria Government Bond, 3.90%, 7/15/20(1)	EUR	1,200,000	1,555,297
Austria Government Bond, 3.90%, 7/15/20(1)	EUR	40,000	51,843
Austria Government Bond, 1.65%, 10/21/24(1)	EUR	1,550,000	1,875,899
Austria Government Bond, 4.15%, 3/15/37(1)	EUR	620,000	1,140,167
			7,558,493
Belgium — 1.8%
Belgium Government Bond, 4.25%, 9/28/22	EUR	4,650,000	6,509,290
Belgium Government Bond, 2.25%, 6/22/23	EUR	4,030,000	5,029,270
Belgium Government Bond, 5.00%, 3/28/35(1)	EUR	2,015,000	3,815,785
Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	620,000	1,175,186
			16,529,531
Brazil†
Brazilian Government International Bond, 5.875%, 1/15/19		$10,000	11,050
Brazilian Government International Bond, 2.625%, 1/5/23		$488,000	439,688
			450,738
Canada — 2.2%
Canadian Government Bond, 4.00%, 6/1/17	CAD	2,635,000	2,237,425
Canadian Government Bond, 3.25%, 6/1/21	CAD	9,579,000	8,639,819
Canadian Government Bond, 4.00%, 6/1/41	CAD	3,410,000	3,789,541
Province of British Columbia, 2.85%, 6/18/25	CAD	2,325,000	1,990,497
Province of Ontario Canada, 4.65%, 6/2/41	CAD	2,170,000	2,302,045
Province of Quebec Canada, 3.00%, 9/1/23	CAD	1,395,000	1,199,199
Province of Quebec Canada, 5.00%, 12/1/41	CAD	465,000	514,004
			20,672,530
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21		$697,000	741,260
Czech†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	600,000	31,219
Denmark — 0.2%
Denmark Government Bond, 4.00%, 11/15/19	DKK	350,000	60,250
Denmark Government Bond, 7.00%, 11/10/24	DKK	4,030,000	958,113
Denmark Government Bond, 4.50%, 11/15/39	DKK	1,705,000	463,764
			1,482,127
Finland — 0.2%
Finland Government Bond, 1.625%, 9/15/22(1)	EUR	1,395,000	1,664,069

France — 2.3%
France Government Bond OAT, 3.25%, 10/25/21	EUR	8,060,000	10,430,536
France Government Bond OAT, 5.50%, 4/25/29	EUR	1,860,000	3,285,491
France Government Bond OAT, 3.25%, 5/25/45	EUR	4,960,000	8,269,540
			21,985,567
Germany — 4.1%
Bundesrepublik Deutschland, 1.75%, 2/15/24	EUR	12,540,000	15,443,885
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	3,720,000	6,076,661
Bundesrepublik Deutschland, 3.00%, 7/4/20	EUR	13,970,000	17,483,263
			39,003,809
Ireland — 0.3%
Ireland Government Bond, 5.90%, 10/18/19	EUR	1,085,000	1,472,933
Ireland Government Bond, 3.40%, 3/18/24	EUR	713,000	950,026
			2,422,959
Italy — 3.0%
Italy Buoni Poliennali Del Tesoro, 3.50%, 11/1/17	EUR	1,990,000	2,319,318
Italy Buoni Poliennali Del Tesoro, 1.50%, 8/1/19	EUR	13,855,000	15,555,421
Italy Buoni Poliennali Del Tesoro, 4.00%, 2/1/37	EUR	6,650,000	9,736,195
Italy Government International Bond, 6.875%, 9/27/23		$120,000	156,302
			27,767,236
Japan — 11.0%
Japan Government Five Year Bond, 0.30%, 9/20/18	JPY	1,504,300,000	12,641,899
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	4,208,150,000	37,054,769
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	3,323,050,000	34,043,782
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	632,800,000	6,079,485
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	1,400,100,000	13,751,469
			103,571,404
Mexico — 0.5%
Mexican Bonos, 6.50%, 6/9/22	MXN	48,980,000	3,348,136
Mexico Government International Bond, MTN, 5.95%, 3/19/19		$30,000	34,350
Mexico Government International Bond, 4.00%, 10/2/23		$20,000	21,225
Mexico Government International Bond, 3.60%, 1/30/25		$500,000	515,625
Mexico Government International Bond, 6.05%, 1/11/40		$10,000	12,400
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$370,000	390,350
			4,322,086
Netherlands — 1.1%
Netherlands Government Bond, 3.50%, 7/15/20(1)	EUR	7,750,000	9,887,508
Netherlands Government Bond, 2.75%, 1/15/47	EUR	310,000	527,483
			10,414,991
New Zealand — 0.1%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	1,550,000	1,240,031
Norway — 3.5%
Norway Government Bond, 3.75%, 5/25/21	NOK	229,090,000	32,681,214
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37		$340,000	453,900
Peruvian Government International Bond, 6.55%, 3/14/37		$10,000	13,363
			467,263

Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21		$750,000	822,935
Poland†
Poland Government Bond, 4.00%, 10/25/23	PLN	110,000	33,054
Poland Government International Bond, 3.00%, 3/17/23		$10,000	10,290
			43,344
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	60,000	46,592
South Africa — 0.6%
South Africa Government Bond, 7.75%, 2/28/23	ZAR	64,700,000	5,339,460
South Korea†
Korea Development Bank (The), 3.25%, 3/9/16		$40,000	40,825
Spain — 1.2%
Spain Government Bond, 5.85%, 1/31/22	EUR	310,000	443,680
Spain Government Bond, 4.40%, 10/31/23(1)	EUR	5,735,000	7,843,426
Spain Government Bond, 5.15%, 10/31/44(1)	EUR	1,550,000	2,845,943
			11,133,049
Sweden — 0.4%
Sweden Government Bond, 3.50%, 6/1/22	SEK	24,025,000	3,446,500
Switzerland — 0.7%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	5,535,000	6,523,234
Turkey — 0.1%
Turkey Government International Bond, 3.25%, 3/23/23		$650,000	617,266
United Kingdom — 2.1%
United Kingdom Gilt, 5.00%, 3/7/18	GBP	3,720,000	6,218,574
United Kingdom Gilt, 4.50%, 12/7/42	GBP	6,075,000	13,131,175
United Kingdom Gilt, 4.25%, 12/7/55	GBP	310,000	703,903
			20,053,652
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$140,000	133,000
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $351,928,238)			351,756,387
CORPORATE BONDS — 26.6%
Aerospace and Defense — 0.1%
Bombardier, Inc., 7.50%, 3/15/18(1)		40,000	42,725
Lockheed Martin Corp., 3.80%, 3/1/45		100,000	99,860
United Technologies Corp., 5.70%, 4/15/40		680,000	874,119
United Technologies Corp., 4.50%, 6/1/42		10,000	11,138
			1,027,842
Auto Components — 0.2%
Schaeffler Finance BV, 4.25%, 5/15/21(1)		1,000,000	1,000,000
Tenneco, Inc., 6.875%, 12/15/20		990,000	1,054,350
			2,054,350
Automobiles — 0.6%
American Honda Finance Corp., 2.125%, 10/10/18		20,000	20,382
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		1,360,000	1,603,152
General Motors Co., 5.00%, 4/1/35		310,000	331,876
General Motors Financial Co., Inc., 3.25%, 5/15/18		1,000,000	1,021,250
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(1)		20,000	20,650

Jaguar Land Rover Automotive plc, 3.50%, 3/15/20(1)		980,000	980,000
Volkswagen International Finance NV, VRN, 3.75%, 3/24/21	EUR	1,500,000	1,735,328
			5,712,638
Banks — 8.5%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	2,300,000	4,076,125
Banco Bilbao Vizcaya Argentaria SA, 3.625%, 1/18/17 (Secured)	EUR	2,250,000	2,575,090
Bank of America Corp., 6.50%, 8/1/16		$10,000	10,675
Bank of America Corp., 5.75%, 12/1/17		20,000	22,016
Bank of America Corp., 5.625%, 7/1/20		3,000,000	3,462,609
Bank of America Corp., 5.70%, 1/24/22		10,000	11,710
Bank of America Corp., MTN, 4.75%, 4/3/17	EUR	1,550,000	1,812,607
Bank of America Corp., MTN, 4.20%, 8/26/24		$50,000	51,788
Bank of America Corp., MTN, 4.00%, 1/22/25		930,000	943,969
Bank of America N.A., 5.30%, 3/15/17		50,000	53,417
Bank of Nova Scotia, 2.55%, 1/12/17		20,000	20,541
Bankia SA, 3.625%, 10/5/16 (Secured)	EUR	2,050,000	2,318,313
Barclays Bank plc, MTN, 6.00%, 1/14/21	EUR	50,000	66,313
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	1,500,000	2,107,783
BB&T Corp., MTN, 2.05%, 6/19/18		$10,000	10,141
BPCE SA, 4.625%, 7/18/23	EUR	100,000	130,153
BPCE SA, 5.15%, 7/21/24(1)		$300,000	321,142
BPCE SA, VRN, 2.75%, 7/8/21	EUR	1,700,000	1,908,651
Branch Banking & Trust Co., 3.80%, 10/30/26		$10,000	10,544
Capital One Financial Corp., 3.20%, 2/5/25		1,380,000	1,371,411
Citigroup, Inc., 1.75%, 5/1/18		30,000	29,965
Citigroup, Inc., 4.50%, 1/14/22		1,350,000	1,492,623
Citigroup, Inc., 4.05%, 7/30/22		1,350,000	1,418,498
Citigroup, Inc., 3.75%, 6/16/24		20,000	20,977
Citigroup, Inc., 6.00%, 10/31/33		10,000	11,856
Commerzbank AG, 8.125%, 9/19/23(1)		490,000	584,937
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	1,950,000	2,447,620
Commerzbank AG, MTN, 7.75%, 3/16/21	EUR	100,000	135,379
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$680,000	732,911
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 3.75%, 11/9/20	EUR	70,000	85,117
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, VRN, 2.50%, 5/26/21	EUR	1,500,000	1,674,972
Credit Suisse AG, VRN, 5.75%, 9/18/20	EUR	2,000,000	2,492,232
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	3,100,000	3,904,962
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	1,550,000	2,020,120
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	3,410,000	5,946,335
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	6,200,000	7,761,216
Fifth Third Bancorp, 4.30%, 1/16/24		$10,000	10,716
HSBC Holdings plc, 5.10%, 4/5/21		1,030,000	1,177,871
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	1,550,000	1,995,291
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	1,500,000	1,782,755
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	2,635,000	3,297,612
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)		$980,000	1,004,865
Intesa Sanpaolo SpA, MTN, 5.00%, 9/23/19	EUR	50,000	60,448
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	1,200,000	1,659,666
JPMorgan Chase & Co., 6.00%, 1/15/18		$40,000	44,753

JPMorgan Chase & Co., 4.625%, 5/10/21		3,020,000	3,369,296
JPMorgan Chase & Co., 3.25%, 9/23/22		20,000	20,488
JPMorgan Chase & Co., 3.875%, 9/10/24		10,000	10,271
JPMorgan Chase & Co., 3.125%, 1/23/25		20,000	20,050
KeyCorp, MTN, 2.30%, 12/13/18		10,000	10,169
KFW, 3.875%, 1/21/19	EUR	2,170,000	2,686,579
KFW, MTN, 4.625%, 1/4/23	EUR	2,170,000	3,152,518
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		$990,000	1,116,570
Standard Chartered plc, MTN, 3.625%, 11/23/22	EUR	100,000	118,996
Standard Chartered plc, MTN, VRN, 4.00%, 10/21/20	EUR	1,500,000	1,777,090
U.S. Bancorp, MTN, 2.95%, 7/15/22		$1,350,000	1,375,524
U.S. Bancorp, MTN, 3.60%, 9/11/24		10,000	10,445
Wells Fargo & Co., 4.125%, 8/15/23		20,000	21,371
Wells Fargo & Co., MTN, 2.10%, 5/8/17		1,370,000	1,400,069
Wells Fargo & Co., MTN, 4.10%, 6/3/26		1,360,000	1,434,892
			79,603,023
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		20,000	24,212
Constellation Brands, Inc., 3.875%, 11/15/19		980,000	1,011,850
			1,036,062
Biotechnology — 0.2%
Amgen, Inc., 2.125%, 5/15/17		20,000	20,375
Amgen, Inc., 4.10%, 6/15/21		510,000	553,024
Amgen, Inc., 5.375%, 5/15/43		410,000	491,105
Gilead Sciences, Inc., 4.40%, 12/1/21		1,020,000	1,141,680
			2,206,184
Capital Markets — 0.6%
Ameriprise Financial, Inc., 4.00%, 10/15/23		20,000	21,668
Fidelity International Ltd., 7.125%, 2/13/24	GBP	1,200,000	2,274,220
Fidelity International Ltd., MTN, 6.75%, 10/19/20	GBP	50,000	88,735
Jefferies Group, Inc., 5.125%, 4/13/18		$10,000	10,528
Morgan Stanley, 2.65%, 1/27/20		3,010,000	3,060,842
			5,455,993
Chemicals — 0.4%
Ashland, Inc., 4.75%, 8/15/22		990,000	1,009,800
Eastman Chemical Co., 2.70%, 1/15/20		1,020,000	1,035,883
Eastman Chemical Co., 3.60%, 8/15/22		10,000	10,411
Ecolab, Inc., 4.35%, 12/8/21		235,000	259,327
Mosaic Co. (The), 4.25%, 11/15/23		1,000,000	1,068,397
Mosaic Co. (The), 5.625%, 11/15/43		10,000	11,922
			3,395,740
Commercial Services and Supplies — 0.1%
Clean Harbors, Inc., 5.25%, 8/1/20		10,000	10,275
Covanta Holding Corp., 5.875%, 3/1/24		10,000	10,400
Pitney Bowes, Inc., 4.625%, 3/15/24		10,000	10,508
Republic Services, Inc., 3.55%, 6/1/22		680,000	712,644
Waste Management, Inc., 4.10%, 3/1/45		310,000	318,162
			1,061,989

Communications Equipment — 0.1%
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23		10,000	10,141
Crown Castle International Corp., 5.25%, 1/15/23		590,000	622,450
			632,591
Construction Materials†
Owens Corning, 4.20%, 12/15/22		10,000	10,452
Consumer Finance — 0.2%
CIT Group, Inc., 5.00%, 5/15/17		50,000	51,547
CIT Group, Inc., 4.25%, 8/15/17		1,460,000	1,485,550
CIT Group, Inc., 5.00%, 8/15/22		10,000	10,288
Equifax, Inc., 3.30%, 12/15/22		10,000	10,229
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		620,000	638,600
			2,196,214
Containers and Packaging — 0.2%
Ball Corp., 4.00%, 11/15/23		590,000	578,200
Crown Americas LLC / Crown Americas Capital Corp. III, 6.25%, 2/1/21		39,000	41,291
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		980,000	993,475
Rock-Tenn Co., 4.00%, 3/1/23		20,000	21,087
			1,634,053
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22		10,000	9,963
Diversified Financial Services — 2.0%
Ally Financial, Inc., 2.75%, 1/30/17		1,480,000	1,478,239
BNP Paribas SA, MTN, 2.375%, 2/17/25	EUR	1,200,000	1,321,723
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	1,200,000	2,320,753
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	1,200,000	1,322,952
GE Capital UK Funding, MTN, 5.125%, 5/24/23	GBP	1,000,000	1,777,316
General Electric Capital Corp., MTN, 2.20%, 1/9/20		$2,500,000	2,529,265
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		2,140,000	2,212,383
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		40,000	46,735
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		30,000	31,741
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		800,000	817,339
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17		20,000	20,200
Morgan Stanley, 5.00%, 11/24/25		550,000	608,321
Morgan Stanley, MTN, 6.625%, 4/1/18		30,000	34,139
Morgan Stanley, MTN, 5.625%, 9/23/19		10,000	11,394
Morgan Stanley, MTN, 3.70%, 10/23/24		20,000	20,894
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	1,600,000	2,175,951
Royal Bank of Scotland Group plc, MTN, VRN, 3.625%, 3/25/19	EUR	1,500,000	1,691,439
			18,420,784
Diversified Telecommunication Services — 1.7%
AT&T, Inc., 2.625%, 12/1/22		$1,000,000	975,564
AT&T, Inc., 2.60%, 12/17/29	EUR	1,800,000	2,115,148
AT&T, Inc., 6.55%, 2/15/39		$21,000	25,867
AT&T, Inc., 4.30%, 12/15/42		10,000	9,574
British Telecommunications plc, 5.95%, 1/15/18		500,000	559,456
CenturyLink, Inc., 6.00%, 4/1/17		20,000	21,375
CenturyLink, Inc., Series Q, 6.15%, 9/15/19		980,000	1,068,200
Deutsche Telekom International Finance BV, 6.75%, 8/20/18		530,000	617,016

Frontier Communications Corp., 8.25%, 4/15/17		980,000	1,084,125
Frontier Communications Corp., 7.125%, 3/15/19		25,000	27,312
Orange SA, 4.125%, 9/14/21		680,000	748,873
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	1,600,000	1,840,829
Telecom Italia Capital SA, 7.00%, 6/4/18		$20,000	22,363
Telecom Italia Capital SA, 6.00%, 9/30/34		10,000	10,375
Telecom Italia SpA, 5.30%, 5/30/24(1)		1,000,000	1,051,250
Telecom Italia SpA, MTN, 5.875%, 5/19/23	GBP	50,000	83,193
Telefonica Emisiones SAU, 5.46%, 2/16/21		$690,000	789,558
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	1,600,000	1,983,130
Verizon Communications, Inc., 3.65%, 9/14/18		$50,000	53,184
Verizon Communications, Inc., 3.50%, 11/1/21		1,510,000	1,580,700
Verizon Communications, Inc., 5.05%, 3/15/34		50,000	54,398
Verizon Communications, Inc., 6.55%, 9/15/43		6,000	7,802
Verizon Communications, Inc., 4.86%, 8/21/46		1,510,000	1,584,943
Verizon Communications, Inc., 5.01%, 8/21/54		5,000	5,211
Windstream Corp., 7.875%, 11/1/17		40,000	43,500
			16,362,946
Electric Utilities — 0.1%
AES Corp. (The), 4.875%, 5/15/23		980,000	951,825
Electrical Equipment — 0.1%
Belden, Inc., 5.25%, 7/15/24(1)		600,000	609,000
Electronic Equipment, Instruments and Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16		20,000	21,550
Jabil Circuit, Inc., 5.625%, 12/15/20		10,000	10,975
Sanmina Corp., 4.375%, 6/1/19(1)		980,000	977,550
			1,010,075
Energy Equipment and Services†
Ensco plc, 4.70%, 3/15/21		10,000	10,120
Ensco plc, 5.20%, 3/15/25		130,000	130,944
Schlumberger Investment SA, 3.65%, 12/1/23		10,000	10,670
Weatherford International Ltd., 4.50%, 4/15/22		10,000	9,153
			160,887
Food and Staples Retailing — 0.6%
CVS Health Corp., 2.75%, 12/1/22		690,000	694,415
Delhaize Group SA, 5.70%, 10/1/40		10,000	11,091
Dollar General Corp., 3.25%, 4/15/23		10,000	9,735
Kroger Co. (The), 3.30%, 1/15/21		480,000	499,196
Sysco Corp., 3.50%, 10/2/24		680,000	706,480
Tesco plc, MTN, 5.50%, 12/13/19	GBP	1,550,000	2,542,244
Wal-Mart Stores, Inc., 5.625%, 4/15/41		$1,020,000	1,328,436
			5,791,597
Food Products — 0.2%
HJ Heinz Co., 4.875%, 2/15/25(1)		1,030,000	1,118,838
Kraft Foods Group, Inc., 5.00%, 6/4/42		310,000	346,017
Mondelez International, Inc., 4.00%, 2/1/24		510,000	554,951
Tyson Foods, Inc., 4.50%, 6/15/22		20,000	22,099
			2,041,905

Gas Utilities — 0.7%
Enbridge, Inc., 4.50%, 6/10/44	10,000	9,319
Energy Transfer Equity LP, 7.50%, 10/15/20	20,000	22,500
Energy Transfer Partners LP, 4.15%, 10/1/20	20,000	21,021
Energy Transfer Partners LP, 3.60%, 2/1/23	1,000,000	992,272
Energy Transfer Partners LP, 6.50%, 2/1/42	10,000	11,640
Enterprise Products Operating LLC, 5.20%, 9/1/20	30,000	33,843
Enterprise Products Operating LLC, 4.85%, 3/15/44	300,000	324,714
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	10,000	11,511
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	20,000	22,836
Kinder Morgan, Inc., 7.25%, 6/1/18	20,000	22,703
Kinder Morgan, Inc., 4.30%, 6/1/25	490,000	503,969
Kinder Morgan, Inc., 5.55%, 6/1/45	300,000	317,521
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 6.50%, 8/15/21	10,000	10,525
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 12/1/24	990,000	1,017,126
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	690,000	711,070
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	1,020,000	1,005,294
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	980,000	948,150
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19(1)	20,000	20,700
TransCanada PipeLines Ltd., 2.50%, 8/1/22	20,000	19,561
Williams Cos., Inc. (The), 5.75%, 6/24/44	10,000	9,508
Williams Partners LP, 4.125%, 11/15/20	680,000	709,313
Williams Partners LP, 5.40%, 3/4/44	20,000	20,138
Williams Partners LP / ACMP Finance Corp., 5.875%, 4/15/21	30,000	31,322
		6,796,556
Health Care Equipment and Supplies — 0.3%
Becton Dickinson and Co., 3.73%, 12/15/24	330,000	346,341
Biomet, Inc., 6.50%, 8/1/20	50,000	53,125
Mallinckrodt International Finance SA, 3.50%, 4/15/18	980,000	970,200
Medtronic, Inc., 2.50%, 3/15/20(1)	610,000	623,650
Medtronic, Inc., 2.75%, 4/1/23	10,000	10,032
Medtronic, Inc., 3.50%, 3/15/25(1)	20,000	20,952
Medtronic, Inc., 4.375%, 3/15/35(1)	610,000	667,464
Zimmer Holdings, Inc., 2.70%, 4/1/20	270,000	273,953
		2,965,717
Health Care Providers and Services — 0.7%
Aetna, Inc., 2.75%, 11/15/22	10,000	10,030
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	1,023,000	1,057,526
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	50,000	53,250
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	980,000	1,003,275
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(1)	980,000	1,001,438
HCA, Inc., 3.75%, 3/15/19	30,000	30,478
HCA, Inc., 4.25%, 10/15/19	980,000	1,008,175
HCA, Inc., 5.375%, 2/1/25	490,000	515,419
Tenet Healthcare Corp., 6.25%, 11/1/18	40,000	43,500
UnitedHealth Group, Inc., 2.875%, 12/15/21	610,000	626,781
Universal Health Services, Inc., 4.75%, 8/1/22(1)	980,000	1,031,450
		6,381,322

Hotels, Restaurants and Leisure — 0.1%
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		610,000	647,363
Wyndham Worldwide Corp., 2.95%, 3/1/17		20,000	20,406
			667,769
Household Durables — 0.2%
D.R. Horton, Inc., 3.625%, 2/15/18		1,025,000	1,049,344
D.R. Horton, Inc., 5.75%, 8/15/23		20,000	21,700
Lennar Corp., 4.75%, 12/15/17		43,000	44,935
MDC Holdings, Inc., 5.50%, 1/15/24		10,000	9,800
Toll Brothers Finance Corp., 4.00%, 12/31/18		45,000	46,350
TRI Pointe Holdings, Inc., 4.375%, 6/15/19(1)		890,000	874,247
TRI Pointe Holdings, Inc., 5.875%, 6/15/24(1)		20,000	19,625
			2,066,001
Industrial Conglomerates — 0.1%
General Electric Co., 2.70%, 10/9/22		670,000	682,613
General Electric Co., 4.125%, 10/9/42		10,000	10,600
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		20,000	20,376
			713,589
Insurance — 1.5%
ACE INA Holdings, Inc., 3.15%, 3/15/25		300,000	307,369
Allianz Finance II BV, MTN, 4.75%, 7/22/19	EUR	1,500,000	1,908,461
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	1,100,000	1,381,463
American International Group, Inc., 4.875%, 6/1/22		$1,360,000	1,547,943
American International Group, Inc., MTN, 5.85%, 1/16/18		20,000	22,357
American International Group, Inc., VRN, 8.18%, 5/15/38		10,000	14,231
Aquarius and Investments plc for Zurich Insurance Co. Ltd., MTN, VRN, 4.25%, 10/2/23	EUR	1,200,000	1,524,893
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$680,000	708,352
Berkshire Hathaway, Inc., 4.50%, 2/11/43		10,000	11,312
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	1,500,000	1,718,069
Generali Finance BV, MTN, VRN, 4.60%, 11/21/25	EUR	1,500,000	1,701,584
Generali Finance BV, VRN, 6.21%, 6/16/16	GBP	50,000	76,243
Hartford Financial Services Group, Inc. (The), 5.125%, 4/15/22		$10,000	11,412
Liberty Mutual Group, Inc., 4.95%, 5/1/22(1)		10,000	11,063
Liberty Mutual Group, Inc., 4.85%, 8/1/44(1)		400,000	435,552
Lincoln National Corp., 6.25%, 2/15/20		20,000	23,589
Markel Corp., 4.90%, 7/1/22		290,000	320,537
MetLife, Inc., 4.875%, 11/13/43		680,000	786,857
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		1,360,000	1,564,352
Prudential Financial, Inc., MTN, 4.60%, 5/15/44		10,000	10,647
QBE Insurance Group Ltd., MTN, 6.125%, 9/28/15	GBP	50,000	75,880
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(1)		$10,000	10,576
Voya Financial, Inc., 5.70%, 7/15/43		10,000	12,348
WR Berkley Corp., 4.625%, 3/15/22		10,000	10,889
XLIT Ltd., 4.45%, 3/31/25		50,000	50,424
			14,246,403
Internet Software and Services — 0.1%
Netflix, Inc., 5.375%, 2/1/21		630,000	645,750
IT Services†
Fidelity National Information Services, Inc., 5.00%, 3/15/22		10,000	10,613

Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21		10,000	10,452
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22		10,000	10,269
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24		490,000	530,039
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44		320,000	383,787
			934,547
Machinery — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22		1,010,000	1,031,391
Oshkosh Corp., 5.375%, 3/1/22		20,000	20,850
Terex Corp., 6.50%, 4/1/20		20,000	20,900
			1,073,141
Media — 1.5%
21st Century Fox America, Inc., 3.00%, 9/15/22		320,000	324,394
21st Century Fox America, Inc., 4.75%, 9/15/44		410,000	461,473
CBS Corp., 3.50%, 1/15/25		320,000	323,773
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22		980,000	1,005,725
Comcast Corp., 6.40%, 5/15/38		530,000	720,376
Comcast Corp., 4.75%, 3/1/44		10,000	11,537
DirecTV Holdings LLC / DirecTV Financing Co., Inc., 5.00%, 3/1/21		10,000	11,145
DirecTV Holdings LLC / DirecTV Financing Co., Inc., 4.45%, 4/1/24		510,000	545,688
Discovery Communications LLC, 5.625%, 8/15/19		690,000	783,402
DISH DBS Corp., 7.125%, 2/1/16		40,000	41,650
DISH DBS Corp., 4.625%, 7/15/17		980,000	1,008,175
DISH DBS Corp., 6.75%, 6/1/21		50,000	53,375
Embarq Corp., 8.00%, 6/1/36		10,000	11,981
Gannett Co., Inc., 5.125%, 7/15/20		610,000	638,212
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22		10,000	10,492
Lamar Media Corp., 5.375%, 1/15/24		1,000,000	1,047,500
NBCUniversal Media LLC, 5.15%, 4/30/20		1,100,000	1,263,892
NBCUniversal Media LLC, 2.875%, 1/15/23		625,000	633,742
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)		610,000	616,100
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)		980,000	987,350
Time Warner Cable, Inc., 6.75%, 7/1/18		310,000	356,390
Time Warner Cable, Inc., 4.50%, 9/15/42		300,000	311,448
Time Warner, Inc., 4.70%, 1/15/21		420,000	468,188
Time Warner, Inc., 5.375%, 10/15/41		10,000	11,757
Time Warner, Inc., 5.35%, 12/15/43		400,000	468,638
Virgin Media Secured Finance plc, 5.375%, 4/15/21(1)		900,000	948,375
Walt Disney Co. (The), MTN, 4.125%, 6/1/44		680,000	754,241
			13,819,019
Metals and Mining — 0.6%
Alcoa, Inc., 5.125%, 10/1/24		980,000	1,050,845
ArcelorMittal, 6.00%, 8/5/20		1,080,000	1,150,200
Barrick Gold Corp., 4.10%, 5/1/23		340,000	335,984
FMG Resources August 2006 Pty Ltd., 6.00%, 4/1/17(1)		42,000	41,711
Freeport-McMoRan, Inc., 4.55%, 11/14/24		310,000	298,435
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)		10,000	10,820
Glencore Finance Europe SA, MTN, 1.625%, 1/18/22	EUR	1,500,000	1,633,602
Steel Dynamics, Inc., 6.125%, 8/15/19		$980,000	1,048,600

Vale Overseas Ltd., 5.625%, 9/15/19		550,000	587,059
			6,157,256
Multi-Utilities — 1.0%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		680,000	709,607
Calpine Corp., 5.875%, 1/15/24(1)		490,000	531,895
Calpine Corp., 5.75%, 1/15/25		490,000	495,512
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		10,000	10,348
Constellation Energy Group, Inc., 5.15%, 12/1/20		10,000	11,310
Consumers Energy Co., 2.85%, 5/15/22		10,000	10,243
Dominion Resources, Inc., 2.75%, 9/15/22		10,000	9,964
Dominion Resources, Inc., 3.625%, 12/1/24		680,000	711,056
Dominion Resources, Inc., 4.90%, 8/1/41		10,000	11,284
Duke Energy Corp., 1.625%, 8/15/17		20,000	20,224
Duke Energy Corp., 3.55%, 9/15/21		680,000	727,856
Duke Energy Florida, Inc., 3.85%, 11/15/42		10,000	10,412
Exelon Generation Co. LLC, 4.25%, 6/15/22		680,000	718,610
Exelon Generation Co. LLC, 5.60%, 6/15/42		10,000	11,486
FirstEnergy Corp., 4.25%, 3/15/23		990,000	1,037,978
GDF Suez, VRN, 4.75%, 7/10/21	EUR	1,600,000	1,954,252
GenOn Energy, Inc., 7.875%, 6/15/17		$45,000	45,000
IPALCO Enterprises, Inc., 5.00%, 5/1/18		30,000	31,950
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17		20,000	21,062
Nisource Finance Corp., 5.65%, 2/1/45		310,000	397,013
NRG Energy, Inc., 7.625%, 1/15/18		40,000	44,150
Potomac Electric Power Co., 3.60%, 3/15/24		10,000	10,674
Progress Energy, Inc., 3.15%, 4/1/22		10,000	10,324
San Diego Gas & Electric Co., 3.00%, 8/15/21		20,000	20,956
Sempra Energy, 2.40%, 3/15/20		20,000	20,246
Sempra Energy, 2.875%, 10/1/22		680,000	680,945
Xcel Energy, Inc., 4.80%, 9/15/41		680,000	791,214
			9,055,571
Multiline Retail — 0.1%
Macy's Retail Holdings, Inc., 3.625%, 6/1/24		690,000	718,308
Oil, Gas and Consumable Fuels — 1.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 6.25%, 8/20/19		10,000	10,425
Anadarko Petroleum Corp., 5.95%, 9/15/16		20,000	21,341
BP Capital Markets plc, 4.50%, 10/1/20		690,000	766,313
California Resources Corp., 5.50%, 9/15/21(1)		980,000	878,325
Chesapeake Energy Corp., 4.875%, 4/15/22		980,000	923,650
Cimarex Energy Co., 4.375%, 6/1/24		610,000	608,475
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24		20,000	21,302
Concho Resources, Inc., 7.00%, 1/15/21		590,000	620,975
ConocoPhillips Holding Co., 6.95%, 4/15/29		10,000	13,698
Continental Resources, Inc., 5.00%, 9/15/22		20,000	19,750
Continental Resources, Inc., 3.80%, 6/1/24		510,000	470,977
Denbury Resources, Inc., 4.625%, 7/15/23		10,000	8,625
EOG Resources, Inc., 4.10%, 2/1/21		10,000	10,808
Exxon Mobil Corp., 2.71%, 3/6/25		1,030,000	1,041,819
Hess Corp., 6.00%, 1/15/40		10,000	11,162

Marathon Petroleum Corp., 3.50%, 3/1/16	20,000	20,440
Newfield Exploration Co., 5.625%, 7/1/24	50,000	52,250
Noble Energy, Inc., 4.15%, 12/15/21	217,000	230,171
Peabody Energy Corp., 6.50%, 9/15/20	25,000	15,313
Pemex Project Funding Master Trust, 6.625%, 6/15/35	20,000	23,000
Petro-Canada, 6.80%, 5/15/38	10,000	13,243
Petrobras Global Finance BV, 5.75%, 1/20/20	10,000	9,322
Petrobras Global Finance BV, 5.375%, 1/27/21	20,000	18,240
Petrobras Global Finance BV, 6.25%, 3/17/24	240,000	226,872
Petroleos Mexicanos, 6.625%, 6/15/35	700,000	800,625
Phillips 66, 4.30%, 4/1/22	10,000	10,920
Phillips 66, 4.65%, 11/15/34	520,000	552,801
SandRidge Energy, Inc., 8.75%, 1/15/20	40,000	26,300
Shell International Finance BV, 2.375%, 8/21/22	690,000	688,636
Statoil ASA, 2.45%, 1/17/23	10,000	9,857
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	10,000	10,250
Talisman Energy, Inc., 7.75%, 6/1/19	10,000	11,550
Tesoro Corp., 5.375%, 10/1/22	490,000	514,500
Total Capital Canada Ltd., 2.75%, 7/15/23	680,000	678,774
Whiting Petroleum Corp., 5.00%, 3/15/19	620,000	612,250
		9,952,959
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.54%, 11/15/19(1)	20,000	20,299
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	710,000	810,991
International Paper Co., 6.00%, 11/15/41	210,000	250,174
		1,081,464
Pharmaceuticals — 0.4%
AbbVie, Inc., 1.75%, 11/6/17	20,000	20,079
AbbVie, Inc., 2.90%, 11/6/22	1,020,000	1,015,565
Actavis Funding SCS, 3.85%, 6/15/24	1,360,000	1,407,450
Actavis Funding SCS, 4.55%, 3/15/35	10,000	10,458
Actavis, Inc., 1.875%, 10/1/17	20,000	20,055
Bristol-Myers Squibb Co., 3.25%, 8/1/42	10,000	9,390
Forest Laboratories, Inc., 4.875%, 2/15/21(1)	20,000	22,106
Roche Holdings, Inc., 3.35%, 9/30/24(1)	10,000	10,500
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	980,000	1,035,125
		3,550,728
Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 5.05%, 9/1/20	10,000	11,059
DDR Corp., 4.75%, 4/15/18	10,000	10,771
DDR Corp., 3.625%, 2/1/25	50,000	50,001
Essex Portfolio LP, 3.625%, 8/15/22	10,000	10,330
Health Care REIT, Inc., 3.75%, 3/15/23	10,000	10,260
Hospitality Properties Trust, 4.65%, 3/15/24	20,000	20,764
Hospitality Properties Trust, 4.50%, 3/15/25	710,000	727,880
Host Hotels & Resorts LP, 3.75%, 10/15/23	10,000	10,154
Kilroy Realty LP, 3.80%, 1/15/23	10,000	10,261
Realty Income Corp., 4.125%, 10/15/26	680,000	721,007
Senior Housing Properties Trust, 4.75%, 5/1/24	10,000	10,396

Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/1/21		10,000	11,054
			1,603,937
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		20,000	21,535
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		10,000	10,793
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		500,000	522,426
CSX Corp., 4.25%, 6/1/21		10,000	11,058
CSX Corp., 3.40%, 8/1/24		690,000	721,307
Union Pacific Corp., 4.00%, 2/1/21		310,000	343,351
Union Pacific Corp., 4.75%, 9/15/41		300,000	350,986
			1,981,456
Semiconductors and Semiconductor Equipment†
Intel Corp., 1.35%, 12/15/17		20,000	20,110
NXP BV / NXP Funding LLC, 3.50%, 9/15/16(1)		45,000	45,675
			65,785
Software — 0.4%
Activision Blizzard, Inc., 5.625%, 9/15/21(1)		980,000	1,046,150
Microsoft Corp., 2.70%, 2/12/25		1,360,000	1,368,694
Oracle Corp., 3.625%, 7/15/23		1,010,000	1,087,055
			3,501,899
Specialty Retail — 0.3%
Home Depot, Inc. (The), 5.95%, 4/1/41		680,000	911,494
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19		980,000	1,041,250
Sonic Automotive, Inc., 7.00%, 7/15/22		50,000	54,750
United Rentals North America, Inc., 5.75%, 7/15/18		42,000	43,795
United Rentals North America, Inc., 5.75%, 11/15/24		980,000	1,016,750
			3,068,039
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 2.85%, 5/6/21		1,020,000	1,063,656
Dell, Inc., 2.30%, 9/10/15		45,000	45,056
Dell, Inc., 3.10%, 4/1/16		45,000	45,506
Hewlett-Packard Co., 4.30%, 6/1/21		20,000	21,507
Seagate HDD Cayman, 4.75%, 6/1/23		530,000	557,991
			1,733,716
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 6.375%, 12/15/20		41,000	43,716
L Brands, Inc., 6.625%, 4/1/21		40,000	46,021
			89,737
Thrifts and Mortgage Finance — 0.2%
Cie de Financement Foncier, MTN, 4.50%, 5/16/18 (Secured)	EUR	1,610,000	1,976,861
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, 3.125%, 7/16/22		$240,000	244,704
Sprint Communications, 6.00%, 12/1/16		1,020,000	1,066,793
Sprint Communications, 9.00%, 11/15/18(1)		990,000	1,138,500
T-Mobile USA, Inc., 6.625%, 4/1/23		590,000	620,975
			3,070,972
TOTAL CORPORATE BONDS (Cost $248,387,595)			249,315,228

U.S. TREASURY SECURITIES — 13.1%
U.S. Treasury Notes, 0.50%, 2/28/17(2)	98,000,000	97,931,106
U.S. Treasury Notes, 1.00%, 3/15/18	25,000,000	25,089,850
TOTAL U.S. TREASURY SECURITIES (Cost $122,817,487)		123,020,956
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 12.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 2.0%
FHLMC, VRN, 1.75%, 4/15/15	81,350	83,650
FHLMC, VRN, 1.84%, 4/15/15	97,687	100,853
FHLMC, VRN, 1.97%, 4/15/15	60,430	62,735
FHLMC, VRN, 1.98%, 4/15/15	41,970	43,478
FHLMC, VRN, 2.09%, 4/15/15	26,370	26,943
FHLMC, VRN, 2.26%, 4/15/15	22,507	24,096
FHLMC, VRN, 2.34%, 4/15/15	89,890	91,583
FHLMC, VRN, 2.38%, 4/15/15	4,049,030	4,334,848
FHLMC, VRN, 2.39%, 4/15/15	20,709	22,202
FHLMC, VRN, 2.86%, 4/15/15	39,004	40,430
FHLMC, VRN, 3.24%, 4/15/15	5,005	5,345
FHLMC, VRN, 3.28%, 4/15/15	43,996	46,977
FHLMC, VRN, 3.46%, 4/15/15	19,509	20,778
FHLMC, VRN, 3.78%, 4/15/15	9,131	9,669
FHLMC, VRN, 4.21%, 4/15/15	76,160	80,650
FHLMC, VRN, 5.14%, 4/15/15	6,062	6,457
FHLMC, VRN, 5.35%, 4/15/15	3,929	4,162
FHLMC, VRN, 5.78%, 4/15/15	14,010	14,892
FHLMC, VRN, 5.96%, 4/15/15	9,321	9,976
FHLMC, VRN, 6.12%, 4/15/15	5,867	6,287
FNMA, VRN, 1.89%, 4/25/15	3,106,559	3,270,969
FNMA, VRN, 1.92%, 4/25/15	3,770,365	3,971,801
FNMA, VRN, 1.94%, 4/25/15	3,644,557	3,838,404
FNMA, VRN, 1.94%, 4/25/15	2,895,518	3,049,524
FNMA, VRN, 2.32%, 4/25/15	54,446	58,290
FNMA, VRN, 2.71%, 4/25/15	20,326	21,005
FNMA, VRN, 3.68%, 4/25/15	8,948	9,455
FNMA, VRN, 3.93%, 4/25/15	11,435	12,228
FNMA, VRN, 5.07%, 4/25/15	8,206	8,826
FNMA, VRN, 6.07%, 4/25/15	10,538	11,330
		19,287,843
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 10.3%
FHLMC, 6.00%, 2/1/38	5,232	5,952
FHLMC, 4.00%, 12/1/40	9,936	10,742
FNMA, 3.00%, 4/14/15(4)	3,715,000	3,798,878
FNMA, 3.50%, 4/14/15(4)	6,721,000	7,061,513
FNMA, 4.00%, 4/14/15(4)	14,355,000	15,350,598
FNMA, 4.50%, 4/14/15(4)	4,377,500	4,776,571
FNMA, 5.00%, 4/14/15(4)	2,257,500	2,510,693
FNMA, 5.50%, 4/14/15(4)	3,712,000	4,182,960
FNMA, 6.625%, 11/15/30	2,500,000	3,769,700
FNMA, 5.00%, 7/1/31	58,592	65,450

FNMA, 5.50%, 5/1/33	15,346	17,385
FNMA, 5.00%, 9/1/33	2,353,606	2,628,785
FNMA, 5.00%, 11/1/33	12,555	14,019
FNMA, 5.00%, 9/1/35	50,101	55,705
FNMA, 6.00%, 4/1/37	15,719	18,124
FNMA, 6.00%, 7/1/37	18,132	20,746
FNMA, 6.00%, 8/1/37	14,802	16,862
FNMA, 5.50%, 1/1/39	34,390	38,703
FNMA, 5.50%, 3/1/39	4,280	4,817
FNMA, 4.50%, 5/1/39	3,533,283	3,893,473
FNMA, 5.00%, 8/1/39	8,467	9,504
FNMA, 4.50%, 3/1/40	4,199,570	4,595,238
FNMA, 5.00%, 8/1/40	2,626,120	2,925,185
FNMA, 3.50%, 10/1/40	4,915,858	5,175,645
FNMA, 3.50%, 12/1/40	60,318	63,510
FNMA, 4.50%, 9/1/41	32,159	35,259
FNMA, 3.50%, 5/1/42	75,716	79,848
FNMA, 3.50%, 6/1/42	41,779	44,166
FNMA, 3.50%, 9/1/42	38,760	40,878
FNMA, 3.00%, 11/1/42	43,292	44,391
FNMA, 3.00%, 5/1/43	5,806,047	5,950,105
GNMA, 3.00%, 4/22/15(4)	4,665,000	4,805,314
GNMA, 3.50%, 4/22/15(4)	3,907,500	4,112,339
GNMA, 4.00%, 4/22/15(4)	9,635,000	10,269,555
GNMA, 4.50%, 4/22/15(4)	1,620,000	1,763,205
GNMA, 6.00%, 7/15/33	7,331	8,580
GNMA, 5.00%, 3/20/36	63,174	70,837
GNMA, 5.50%, 1/15/39	6,449	7,412
GNMA, 5.50%, 9/15/39	46,724	53,171
GNMA, 4.50%, 10/15/39	18,495	20,728
GNMA, 5.00%, 10/15/39	28,610	32,440
GNMA, 4.50%, 1/15/40	28,589	31,654
GNMA, 4.00%, 12/15/40	26,129	28,154
GNMA, 4.50%, 12/15/40	76,998	86,222
GNMA, 4.50%, 7/20/41	3,875,765	4,234,201
GNMA, 4.00%, 12/15/41	42,357	45,500
GNMA, 3.50%, 6/20/42	3,491,730	3,685,983
		96,460,700
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $115,422,387)		115,748,543
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 2.7%
Banc of America Funding Corp., Series 2004-2, Class 3A1, 5.50%, 9/20/34	13,532	14,016
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	6,351	6,614
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	60,144	53,051
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.63%, 4/1/15	7,679	7,684
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, VRN, 2.55%, 4/25/15	4,014,471	3,600,411
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 1.93%, 4/1/15	2,632,388	2,594,516
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.20%, 4/1/15	95,868	93,951
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	8,375	8,871

First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.07%, 4/1/15	6,677	6,402
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.58%, 4/1/15	29,495	25,786
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A5 SEQ, 5.25%, 7/25/35	30,295	31,429
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.67%, 4/1/15	60,077	60,414
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.53%, 4/1/15	1,340,864	1,336,567
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.53%, 4/1/15	1,613,072	1,533,656
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.70%, 4/1/15	19,532	19,720
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.67%, 4/1/15	2,551,255	2,605,182
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.46%, 4/1/15	1,879,206	1,850,041
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class AS SEQ, 3.21%, 2/15/46	40,000	41,047
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.46%, 4/1/15	3,857	3,856
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.41%, 4/1/15	4,014,537	4,017,729
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.64%, 4/1/15	19,851	19,916
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 2.62%, 4/1/15	45,940	46,299
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.61%, 4/1/15	51,026	51,413
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	23,107	23,596
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	59,644	57,942
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	2,531	2,620
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.62%, 4/1/15	46,717	47,866
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.62%, 4/1/15	41,329	42,195
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.64%, 4/1/15	12,571	12,703
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 2.61%, 4/25/15	5,000,000	4,839,047
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 4/1/15	65,006	66,013
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	61,709	63,493
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	71,844	71,163
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	23,540	24,509
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	70,010	70,108
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	61,284	62,007
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	49,027	49,606
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 1A1, VRN, 5.59%, 4/1/15	74,109	71,769
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A4 SEQ, VRN, 2.63%, 4/1/15	24,702	23,949
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A5 SEQ, VRN, 2.63%, 4/1/15	24,702	23,949
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 2.63%, 4/1/15	23,611	22,891
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 2.49%, 4/1/15	49,626	46,441
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 2.62%, 4/1/15	16,540	15,454
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.60%, 4/1/15	12,699	11,791
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 2.49%, 4/1/15	42,117	39,507
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.54%, 4/1/15	1,003,948	977,447
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.61%, 4/1/15	66,875	66,258
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 2.69%, 4/1/15	98,065	92,769
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	69,070	68,150
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	91,811	90,868
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	46,621	48,168
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	70,478	73,272
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	30,800	31,916
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	25,051	24,897
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	41,939	43,450
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	2,193	2,269
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	44,803	44,188

Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	32,893	34,773
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $25,314,954)		25,315,615
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 2.1%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(1)	100,000	102,853
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 0.96%, 4/15/15(1)	3,525,000	3,516,099
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	3,000,000	3,134,510
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.125%, 4/15/15(1)	125,000	124,804
COMM Mortgage Trust, Series 2014-LC17, Class C, VRN, 4.56%, 4/10/15	1,960,000	2,096,855
COMM Mortgage Trust, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	100,000	108,659
COMM Mortgage Trust, Series 2015-3BP, Class D, VRN, 3.24%, 4/1/15(1)	2,905,000	2,809,896
COMM Mortgage Trust, Series 2015-CR22, Class B, 3.93%, 3/10/48	2,500,000	2,610,229
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.72%, 4/10/15	2,105,000	2,397,758
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 4/1/15	100,000	110,081
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 4/10/15(1)	190,000	197,508
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 4/1/15	50,000	54,216
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	50,000	56,183
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, VRN, 2.125%, 4/15/15(1)	175,000	175,613
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 4/11/15	35,000	35,280
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class AS, 3.48%, 11/15/45	30,000	31,459
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 4/1/15(1)	75,000	77,784
Morgan Stanley Capital I Trust, Series 2014-CPT, Class E, VRN, 3.45%, 4/13/15(1)	1,960,000	1,982,489
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $19,564,659)		19,622,276
ASSET-BACKED SECURITIES(3) — 0.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.62%, 9/20/19(1)	75,000	74,980
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.42%, 4/15/15	75,000	74,622
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.58%, 4/10/15(1)	100,000	99,893
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	83,917	83,447
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	75,000	75,115
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(1)	2,829,912	2,869,850
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/20/31(1)	181,535	180,947
Sierra Receivables Funding Co. LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	75,000	75,399
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(1)	2,531,013	2,528,953
TOTAL ASSET-BACKED SECURITIES (Cost $6,057,902)		6,063,206
MUNICIPAL SECURITIES — 0.5%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	150,000	192,996
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	150,000	211,472
California GO, (Building Bonds), 7.55%, 4/1/39	400,000	626,208
California GO, (Building Bonds), 7.30%, 10/1/39	20,000	29,881
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	400,000	408,300
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	20,000	22,868
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49	100,000	151,966
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	30,000	38,857
Metropolitan Transportation Authority Rev., Series 2010 C-1, (Building Bonds), 6.69%, 11/15/40	195,000	274,640
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	175,000	218,297
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	225,000	331,076
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	125,000	159,995

Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	250,000	299,832
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	235,000	137,576
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	70,000	47,290
Puerto Rico GO, Series 2014 A, (Public Improvement), 8.00%, 7/1/35	145,000	119,352
Puerto Rico Public Buildings Authority Rev., Series 2012 U, 5.25%, 7/1/42	65,000	41,066
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	200,000	257,734
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	215,000	263,850
San Diego County Water Authority Rev., Series 2010 B, (Building Bonds), 6.14%, 5/1/49	100,000	139,219
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	195,000	254,586
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	150,000	187,860
TOTAL MUNICIPAL SECURITIES (Cost $4,462,703)		4,414,921
TEMPORARY CASH INVESTMENTS — 15.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 3.125%, 1/31/16 - 10/31/19, valued at $25,379,888), in a joint trading account at 0.08%, dated 3/31/15, due 4/1/15 (Delivery value $24,847,997)		24,847,942
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $101,404,663), at 0.01%, dated 3/31/15, due 4/1/15 (Delivery value $99,409,028)		99,409,000
SSgA U.S. Government Money Market Fund, Class N	20,721,718	20,721,718
TOTAL TEMPORARY CASH INVESTMENTS (Cost $144,978,660)		144,978,660
TOTAL INVESTMENT SECURITIES — 110.9% (Cost $1,038,934,585)		1,040,235,792
OTHER ASSETS AND LIABILITIES(5) — (10.9)%		(101,980,762)
TOTAL NET ASSETS — 100.0%		$938,255,030

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	110,000	USD	84,311	Barclays Bank plc	4/30/15	(664)
AUD	79,187	USD	62,290	JPMorgan Chase Bank N.A.	4/30/15	(2,075)
AUD	2,300,000	USD	1,806,765	JPMorgan Chase Bank N.A.	4/30/15	(57,797)
USD	4,237	AUD	5,463	Barclays Bank plc	4/30/15	82
USD	1,726,852	AUD	2,270,000	Barclays Bank plc	4/30/15	696
USD	458,623	AUD	595,819	UBS AG	4/30/15	5,549
USD	29,602	AUD	38,368	UBS AG	4/30/15	426
USD	10,242,785	AUD	13,478,767	Westpac Group	4/30/15	(6,753)
BRL	269,213	USD	95,805	UBS AG	4/30/15	(12,037)
BRL	4,479,970	USD	1,390,000	UBS AG	4/30/15	3,994
USD	13,236	BRL	37,192	UBS AG	4/30/15	1,663
USD	90,000	BRL	255,735	UBS AG	4/30/15	10,425
USD	90,000	BRL	261,720	UBS AG	4/30/15	8,563
USD	1,390,000	BRL	4,445,915	Westpac Group	4/30/15	6,603
USD	1,260,000	BRL	4,115,160	Westpac Group	4/30/15	(20,479)
CAD	74,781	USD	60,132	Barclays Bank plc	4/30/15	(1,110)
CAD	1,426,505	USD	1,140,000	State Street Bank and Trust	4/30/15	(14,111)
USD	5,821,770	CAD	7,424,637	Barclays Bank plc	4/30/15	(38,232)
USD	30,756	CAD	38,706	JPMorgan Chase Bank N.A.	4/30/15	207
USD	50,000	CAD	62,370	JPMorgan Chase Bank N.A.	4/30/15	774

USD	1,090,000	CAD	1,383,614	JPMorgan Chase Bank N.A.	4/30/15	(2,038)
USD	3,040,000	CAD	3,799,438	State Street Bank and Trust	4/30/15	41,239
USD	12,232,542	CAD	15,418,642	UBS AG	4/30/15	63,157
USD	2,204,772	CAD	2,777,433	UBS AG	4/30/15	12,643
USD	687,173	CAD	853,785	Westpac Group	4/30/15	13,311
USD	6,578,891	CHF	6,281,400	Deutsche Bank	4/30/15	107,979
USD	162,775	CHF	149,364	Westpac Group	4/30/15	8,905
CLP	83,260,088	USD	132,527	UBS AG	4/30/15	498
USD	123,795	CLP	78,423,999	UBS AG	4/30/15	(1,503)
CNY	1,846,300	USD	297,502	Westpac Group	4/30/15	2,449
CNY	22,898,460	USD	3,720,000	Westpac Group	4/30/15	97
USD	307,995	CNY	1,911,416	Westpac Group	4/30/15	(2,535)
COP	32,240,008	USD	13,394	UBS AG	4/30/15	(1,032)
COP	2,661,180,000	USD	1,020,000	UBS AG	4/30/15	380
USD	11,907	COP	28,660,197	UBS AG	4/30/15	918
USD	80,000	COP	204,000,000	UBS AG	4/30/15	1,780
USD	1,210,000	COP	3,100,020,000	Westpac Group	4/30/15	21,354
USD	1,085,000	COP	2,848,125,000	Westpac Group	4/30/15	(7,061)
CZK	2,513,280	USD	100,000	Barclays Bank plc	4/30/15	(1,928)
CZK	766,074	USD	30,000	JPMorgan Chase Bank N.A.	4/30/15	(107)
USD	70,000	CZK	1,720,404	Barclays Bank plc	4/30/15	2,867
USD	580,000	CZK	14,789,142	Barclays Bank plc	4/30/15	2,905
USD	1,220,000	CZK	30,823,276	Barclays Bank plc	4/30/15	17,228
USD	25,086	CZK	605,187	JPMorgan Chase Bank N.A.	4/30/15	1,470
USD	60,000	CZK	1,475,166	JPMorgan Chase Bank N.A.	4/30/15	2,437
USD	60,000	CZK	1,480,958	JPMorgan Chase Bank N.A.	4/30/15	2,211
USD	940,000	CZK	24,165,539	JPMorgan Chase Bank N.A.	4/30/15	(2,977)
USD	108,956	DKK	702,140	Barclays Bank plc	4/30/15	7,825
USD	1,389,946	DKK	9,733,706	UBS AG	4/30/15	(12,024)
EUR	133,278	USD	152,452	Barclays Bank plc	4/30/15	(9,092)
EUR	195,714	USD	222,594	JPMorgan Chase Bank N.A.	4/30/15	(12,075)
EUR	160,000	USD	173,952	JPMorgan Chase Bank N.A.	4/30/15	(1,849)
EUR	40,000	USD	42,546	JPMorgan Chase Bank N.A.	4/30/15	480
EUR	11,643,937	USD	12,587,340	UBS AG	4/30/15	(62,606)
EUR	360,000	USD	410,619	Westpac Group	4/30/15	(23,387)
EUR	220,000	USD	250,934	Westpac Group	4/30/15	(14,292)
USD	101,083	EUR	90,000	Barclays Bank plc	4/30/15	4,275
USD	307,985	EUR	270,000	Deutsche Bank	4/30/15	17,562
USD	458,836	EUR	410,000	Deutsche Bank	4/30/15	17,822
USD	110,925	EUR	97,133	JPMorgan Chase Bank N.A.	4/30/15	6,444
USD	377,140	EUR	350,000	JPMorgan Chase Bank N.A.	4/30/15	664
USD	3,605,184	EUR	3,300,000	JPMorgan Chase Bank N.A.	4/30/15	55,558
USD	8,186,246	EUR	7,124,193	UBS AG	4/30/15	523,149
USD	234,246	EUR	208,775	UBS AG	4/30/15	9,679
USD	220,291,341	EUR	207,207,825	UBS AG	4/30/15	(2,590,575)
GBP	60,000	USD	92,162	Barclays Bank plc	4/30/15	(3,175)
GBP	40,000	USD	61,805	Deutsche Bank	4/30/15	(2,480)
GBP	1,325,992	USD	1,974,419	JPMorgan Chase Bank N.A.	4/30/15	(7,803)
GBP	60,000	USD	92,360	State Street Bank and Trust	4/30/15	(3,372)

GBP	310,000	USD	460,786	UBS AG	4/30/15	(1,016)
GBP	60,000	USD	92,368	Westpac Group	4/30/15	(3,380)
USD	106,642	GBP	70,000	Barclays Bank plc	4/30/15	2,823
USD	73,627	GBP	50,000	Barclays Bank plc	4/30/15	(529)
USD	2,228,661	GBP	1,500,000	Deutsche Bank	4/30/15	3,969
USD	106,600	GBP	70,000	JPMorgan Chase Bank N.A.	4/30/15	2,781
USD	1,503,785	GBP	992,124	UBS AG	4/30/15	32,338
USD	64,704	GBP	42,764	UBS AG	4/30/15	1,279
USD	18,819,914	GBP	12,786,640	UBS AG	4/30/15	(144,311)
USD	21,304,857	GBP	14,464,486	Westpac Group	4/30/15	(147,828)
HUF	14,076,512	USD	50,000	Barclays Bank plc	4/30/15	344
HUF	536,271,730	USD	1,930,000	Barclays Bank plc	4/30/15	(12,061)
HUF	1,299,564	USD	4,827	JPMorgan Chase Bank N.A.	4/30/15	(179)
USD	130,000	HUF	36,001,607	State Street Bank and Trust	4/30/15	1,243
USD	1,060,000	HUF	300,192,636	UBS AG	4/30/15	(13,618)
USD	10,860	IDR	139,460,033	Westpac Group	4/30/15	286
ILS	7,281,356	USD	1,858,117	Barclays Bank plc	4/30/15	(28,354)
ILS	12,026	USD	3,094	JPMorgan Chase Bank N.A.	4/30/15	(72)
ILS	387,973	USD	100,000	JPMorgan Chase Bank N.A.	4/30/15	(2,505)
USD	825,000	ILS	3,347,758	Barclays Bank plc	4/30/15	(16,272)
USD	930,000	ILS	3,689,387	Barclays Bank plc	4/30/15	2,878
USD	160,000	ILS	632,309	State Street Bank and Trust	4/30/15	1,104
INR	124,007,400	USD	1,980,000	UBS AG	4/30/15	3,539
INR	3,486,700	USD	55,787	Westpac Group	4/30/15	(16)
INR	10,467,200	USD	167,475	Westpac Group	4/30/15	(49)
INR	7,465,200	USD	120,000	Westpac Group	4/30/15	(592)
INR	109,637,500	USD	1,750,000	Westpac Group	4/30/15	3,688
USD	160,000	INR	10,081,600	UBS AG	4/30/15	(1,258)
USD	90,000	INR	5,654,700	UBS AG	4/30/15	(449)
JPY	4,741,800	USD	39,942	Barclays Bank plc	4/30/15	(390)
JPY	9,542,080	USD	80,000	Barclays Bank plc	4/30/15	(409)
JPY	8,481,970	USD	70,000	Barclays Bank plc	4/30/15	749
JPY	18,123,660	USD	150,000	State Street Bank and Trust	4/30/15	1,170
JPY	8,402,093	USD	70,000	UBS AG	4/30/15	82
USD	32,304	JPY	3,831,910	Barclays Bank plc	4/30/15	342
USD	42,796	JPY	5,106,783	Barclays Bank plc	4/30/15	200
USD	70,000	JPY	8,462,650	Barclays Bank plc	4/30/15	(587)
USD	10,790,562	JPY	1,291,590,398	Barclays Bank plc	4/30/15	17,333
USD	30,000	JPY	3,562,816	Deutsche Bank	4/30/15	282
USD	4,266,021	JPY	500,130,786	JPMorgan Chase Bank N.A.	4/30/15	94,401
USD	89,155,138	JPY	10,782,948,415	JPMorgan Chase Bank N.A.	4/30/15	(786,055)
USD	350,000	JPY	42,170,835	JPMorgan Chase Bank N.A.	4/30/15	(1,749)
USD	4,740,000	JPY	568,207,500	State Street Bank and Trust	4/30/15	549
USD	130,000	JPY	15,694,796	Westpac Group	4/30/15	(911)
KRW	3,546,560,000	USD	3,200,000	UBS AG	4/30/15	(5,833)
KRW	124,328,005	USD	114,167	Westpac Group	4/30/15	(2,193)
KRW	140,255,000	USD	128,792	Westpac Group	4/30/15	(2,474)
USD	180,000	KRW	198,945,000	UBS AG	4/30/15	823
USD	50,000	KRW	55,865,000	UBS AG	4/30/15	(314)

MXN	1,933,234	USD	130,000	Barclays Bank plc	4/30/15	(3,467)
MXN	94,594	USD	6,312	Barclays Bank plc	4/30/15	(121)
MXN	1,536,453	USD	98,843	UBS AG	4/30/15	1,720
USD	348,088	MXN	5,142,157	JPMorgan Chase Bank N.A.	4/30/15	11,525
USD	3,354,653	MXN	50,822,890	JPMorgan Chase Bank N.A.	4/30/15	28,208
MYR	349,549	USD	97,817	UBS AG	4/30/15	(3,813)
MYR	147,880	USD	40,000	UBS AG	4/30/15	(231)
MYR	9,502,710	USD	2,590,000	UBS AG	4/30/15	(34,453)
MYR	766,360	USD	212,760	Westpac Group	4/30/15	(6,664)
USD	130,000	MYR	478,075	UBS AG	4/30/15	1,432
USD	303,169	MYR	1,092,015	Westpac Group	4/30/15	9,495
USD	1,310,000	MYR	4,812,285	Westpac Group	4/30/15	15,841
USD	1,180,000	MYR	4,405,176	Westpac Group	4/30/15	(4,676)
NOK	7,936,893	USD	1,010,000	Barclays Bank plc	4/30/15	(25,437)
NOK	25,809,646	USD	3,240,000	State Street Bank and Trust	4/30/15	(38,343)
USD	1,162,939	NOK	8,749,140	Deutsche Bank	4/30/15	77,618
USD	1,830,000	NOK	14,763,785	Deutsche Bank	4/30/15	(1,431)
USD	1,960,000	NOK	15,476,042	Deutsche Bank	4/30/15	40,215
USD	130,000	NOK	1,077,522	State Street Bank and Trust	4/30/15	(3,665)
USD	32,472,365	NOK	263,430,014	UBS AG	4/30/15	(205,829)
NZD	167,174	USD	125,865	Barclays Bank plc	4/30/15	(1,226)
NZD	4,860,000	USD	3,704,084	State Street Bank and Trust	4/30/15	(80,619)
USD	1,181,912	NZD	1,606,848	JPMorgan Chase Bank N.A.	4/30/15	(16,104)
USD	158,264	NZD	215,958	UBS AG	4/30/15	(2,748)
PEN	31,211	USD	10,107	UBS AG	4/30/15	(74)
PEN	4,308,693	USD	1,394,399	UBS AG	4/30/15	(9,368)
USD	100,000	PEN	313,100	UBS AG	4/30/15	(646)
USD	1,260,000	PEN	3,919,860	Westpac Group	4/30/15	(41)
PHP	10,638,750	USD	241,132	Westpac Group	4/30/15	(3,248)
USD	160,926	PHP	7,209,485	UBS AG	4/30/15	(280)
USD	82,141	PHP	3,624,050	Westpac Group	4/30/15	1,106
PLN	490,611	USD	133,683	Barclays Bank plc	4/30/15	(4,339)
PLN	539,727	USD	145,149	Barclays Bank plc	4/30/15	(2,857)
PLN	5,233,111	USD	1,393,588	JPMorgan Chase Bank N.A.	4/30/15	(13,942)
USD	148,304	PLN	549,971	Barclays Bank plc	4/30/15	3,311
USD	610,000	PLN	2,345,535	Barclays Bank plc	4/30/15	(8,372)
USD	740,000	PLN	2,786,160	Barclays Bank plc	4/30/15	5,463
USD	161,509	PLN	587,037	JPMorgan Chase Bank N.A.	4/30/15	6,744
USD	50,000	PLN	187,890	JPMorgan Chase Bank N.A.	4/30/15	465
RUB	163,215,000	USD	2,790,000	UBS AG	4/30/15	(21,002)
USD	1,390,000	RUB	81,106,500	State Street Bank and Trust	4/30/15	14,000
SEK	496,177	USD	60,000	Barclays Bank plc	4/30/15	(2,363)
USD	40,000	SEK	333,679	Deutsche Bank	4/30/15	1,239
USD	193,228	SEK	1,582,617	JPMorgan Chase Bank N.A.	4/30/15	9,389
USD	3,372,978	SEK	29,371,235	UBS AG	4/30/15	(38,825)
USD	855,000	SEK	7,395,224	UBS AG	4/30/15	(4,040)
SGD	938	USD	692	Barclays Bank plc	4/30/15	(9)
SGD	189,070	USD	138,838	Barclays Bank plc	4/30/15	(1,156)
USD	182,356	SGD	245,797	Westpac Group	4/30/15	3,364

THB	4,918,600	USD	150,040	Westpac Group	4/30/15	934
THB	77,890,100	USD	2,390,000	Westpac Group	4/30/15	795
THB	65,981,175	USD	2,015,000	Westpac Group	4/30/15	10,257
TRY	104,908	USD	40,000	Barclays Bank plc	4/30/15	56
TRY	133,565	USD	50,000	JPMorgan Chase Bank N.A.	4/30/15	997
USD	1,530,000	TRY	3,988,175	Deutsche Bank	4/30/15	7,248
USD	1,700,000	TRY	4,375,241	Deutsche Bank	4/30/15	29,460
USD	113,901	TRY	277,582	JPMorgan Chase Bank N.A.	4/30/15	7,916
USD	100,000	TRY	257,855	JPMorgan Chase Bank N.A.	4/30/15	1,547
USD	1,230,000	TRY	3,175,090	UBS AG	4/30/15	17,698
TWD	3,476,967	USD	110,696	Westpac Group	4/30/15	612
USD	101,547	TWD	3,189,600	Westpac Group	4/30/15	(561)
ZAR	1,526,096	USD	130,000	Barclays Bank plc	4/30/15	(4,753)
ZAR	27,125	USD	2,350	Deutsche Bank	4/30/15	(124)
USD	6,384	ZAR	73,627	Deutsche Bank	4/30/15	341
USD	60,000	ZAR	704,181	JPMorgan Chase Bank N.A.	4/30/15	2,208
USD	120,000	ZAR	1,425,975	State Street Bank and Trust	4/30/15	2,970
USD	2,697,444	ZAR	32,474,814	UBS AG	4/30/15	32,224
						(3,128,531)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Notional Amount ($)	Buy/Sell* Protection	Interest Rate (%)	Termination Date	Implied Credit Spread**(%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield 24 Index	600,000	Sell	5.00	6/20/20	3.43	1,381	43,399

* Centrally cleared credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. The fund may attempt to enhance returns by selling protection. The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller’s performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $73,397,031, which represented 7.8% of total net assets.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on swap agreements. At the period end, the aggregate value of securities pledged was $34,972.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	Forward commitment. Settlement date is indicated.

(5)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	351,756,387	—
Corporate Bonds	—	249,315,228	—
U.S. Treasury Securities	—	123,020,956	—
U.S. Government Agency Mortgage-Backed Securities	—	115,748,543	—
Collateralized Mortgage Obligations	—	25,315,615	—
Commercial Mortgage-Backed Securities	—	19,622,276	—
Asset-Backed Securities	—	6,063,206	—
Municipal Securities	—	4,414,921	—
Temporary Cash Investments	20,721,718	124,256,942	—
	20,721,718	1,019,514,074	—
Other Financial Instruments
Swap Agreements	—	1,381	—
Forward Foreign Currency Exchange Contracts	—	1,504,869	—
	—	1,506,250	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(4,633,400)	—

3. Federal Tax Information

As of March 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,038,981,607
Gross tax appreciation of investments	$3,473,581
Gross tax depreciation of investments	(2,219,396)
Net tax appreciation (depreciation) of investments	$1,254,185

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Bond Fund
March 31, 2015

International Bond - Schedule of Investments
MARCH 31, 2015 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 73.5%
Australia — 2.3%
Australia Government Bond, 2.75%, 4/21/24	AUD	15,320,000	12,147,357
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	10,650,000	8,663,802
			20,811,159
Austria — 1.3%
Austria Government Bond, 4.35%, 3/15/19(1)	EUR	4,740,000	5,984,199
Austria Government Bond, 3.40%, 11/22/22(1)	EUR	2,525,000	3,378,650
Austria Government Bond, 4.15%, 3/15/37(1)	EUR	1,485,000	2,730,883
			12,093,732
Belgium — 2.0%
Belgium Government Bond, 4.00%, 3/28/18(1)	EUR	7,655,000	9,248,776
Belgium Government Bond, 2.25%, 6/22/23	EUR	3,640,000	4,542,567
Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	2,115,000	4,008,902
			17,800,245
Canada — 4.6%
Canadian Government Bond, 1.50%, 3/1/17	CAD	10,560,000	8,496,608
Canadian Government Bond, 4.00%, 6/1/41	CAD	6,085,000	6,762,275
Province of British Columbia, 3.25%, 12/18/21	CAD	6,970,000	6,160,249
Province of British Columbia, 2.85%, 6/18/25	CAD	4,680,000	4,006,677
Province of Ontario Canada, 4.40%, 6/2/19	CAD	11,115,000	9,969,464
Province of Ontario Canada, 4.65%, 6/2/41	CAD	3,170,000	3,362,896
Province of Quebec Canada, 3.00%, 9/1/23	CAD	2,710,000	2,329,627
Province of Quebec Canada, 5.00%, 12/1/41	CAD	800,000	884,308
			41,972,104
Czech — 0.3%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	59,900,000	3,116,726
Denmark — 0.4%
Denmark Government Bond, 7.00%, 11/10/24	DKK	8,270,000	1,966,151
Denmark Government Bond, 4.50%, 11/15/39	DKK	5,100,000	1,387,211
			3,353,362
Finland — 0.3%
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	1,960,000	2,892,417
France — 7.6%
France Government Bond OAT, 3.25%, 10/25/21	EUR	19,505,000	25,241,638
France Government Bond OAT, 1.75%, 11/25/24	EUR	13,370,000	16,171,698
France Government Bond OAT, 3.25%, 5/25/45	EUR	5,390,000	8,986,456
French Treasury Note BTAN, 2.25%, 2/25/16	EUR	16,670,000	18,315,810
			68,715,602
Germany — 3.6%
Bundesrepublik Deutschland, 1.00%, 8/15/24	EUR	7,435,000	8,624,211
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	4,085,000	6,672,893
Bundesrepublik Deutschland, 3.00%, 7/4/20	EUR	13,500,000	16,895,065
			32,192,169

Ireland — 0.5%
Ireland Government Bond, 5.90%, 10/18/19	EUR	1,410,000	1,914,134
Ireland Government Bond, 3.40%, 3/18/24	EUR	1,620,000	2,158,546
			4,072,680
Italy — 6.5%
Italy Buoni Poliennali Del Tesoro, 3.50%, 11/1/17	EUR	14,520,000	16,922,864
Italy Buoni Poliennali Del Tesoro, 1.50%, 8/1/19	EUR	15,775,000	17,711,062
Italy Buoni Poliennali Del Tesoro, 2.50%, 12/1/24	EUR	13,655,000	16,370,780
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	4,650,000	7,989,877
			58,994,583
Japan — 23.1%
Japan Government Five Year Bond, 0.30%, 9/20/18	JPY	7,381,800,000	62,035,478
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	6,011,400,000	52,933,246
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	2,504,650,000	25,659,487
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	2,046,150,000	19,657,930
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	4,929,850,000	48,419,884
			208,706,025
Mexico — 0.7%
Mexican Bonos, 6.50%, 6/9/22	MXN	93,500,000	6,391,398
Netherlands — 2.3%
Netherlands Government Bond, 0.00%, 4/15/16(1)	EUR	7,200,000	7,761,216
Netherlands Government Bond, 2.25%, 7/15/22(1)	EUR	7,560,000	9,382,052
Netherlands Government Bond, 3.75%, 1/15/42(1)	EUR	1,725,000	3,302,798
			20,446,066
New Zealand — 0.6%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	6,860,000	5,488,136
Norway — 4.2%
Norway Government Bond, 4.25%, 5/19/17	NOK	24,590,000	3,270,712
Norway Government Bond, 3.75%, 5/25/21	NOK	240,570,000	34,318,913
			37,589,625
Poland — 0.3%
Poland Government Bond, 4.00%, 10/25/23	PLN	7,730,000	2,322,778
Singapore — 0.9%
Singapore Government Bond, 2.375%, 4/1/17	SGD	6,150,000	4,578,486
Singapore Government Bond, 3.125%, 9/1/22	SGD	4,220,000	3,277,002
			7,855,488
South Africa — 0.4%
South Africa Government Bond, 7.75%, 2/28/23	ZAR	45,736,000	3,774,429
Spain — 4.6%
Spain Government Bond, 5.50%, 7/30/17	EUR	10,030,000	12,126,780
Spain Government Bond, 4.30%, 10/31/19(1)	EUR	11,260,000	14,207,297
Spain Government Bond, 4.40%, 10/31/23(1)	EUR	7,920,000	10,831,724
Spain Government Bond, 5.15%, 10/31/44(1)	EUR	2,560,000	4,700,397
			41,866,198
Sweden — 0.8%
Sweden Government Bond, 4.25%, 3/12/19	SEK	28,800,000	3,927,423
Sweden Government Bond, 3.50%, 6/1/22	SEK	25,100,000	3,600,714
			7,528,137

Switzerland — 0.9%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	4,050,000	4,773,098
Switzerland Government Bond, 2.50%, 3/8/36	CHF	2,265,000	3,381,814
			8,154,912
United Kingdom — 5.3%
United Kingdom Gilt, 4.00%, 9/7/16	GBP	3,065,000	4,782,669
United Kingdom Gilt, 4.50%, 3/7/19	GBP	6,245,000	10,563,294
United Kingdom Gilt, 4.25%, 3/7/36	GBP	7,185,000	14,360,379
United Kingdom Gilt, 4.50%, 12/7/42	GBP	3,660,000	7,911,127
United Kingdom Gilt, 4.25%, 12/7/55	GBP	4,435,000	10,070,361
			47,687,830
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $727,318,019)			663,825,801
CORPORATE BONDS — 21.2%
Canada — 0.3%
Total Capital Canada Ltd., MTN, 2.125%, 9/18/29	EUR	1,500,000	1,795,098
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)		$1,180,000	1,246,375
			3,041,473
France — 3.2%
AXA SA, 7.125%, 12/15/20	GBP	2,000,000	3,594,543
BNP Paribas SA, MTN, 2.375%, 2/17/25	EUR	1,200,000	1,321,722
BPCE SA, 4.625%, 7/18/23	EUR	2,000,000	2,603,051
Cie de Financement Foncier, MTN, 4.50%, 5/16/18 (Secured)	EUR	4,610,000	5,660,452
Cie de Financement Foncier, MTN, 4.375%, 4/25/19 (Secured)	EUR	4,850,000	6,132,994
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	2,000,000	2,290,759
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	1,500,000	2,900,941
GDF Suez, VRN, 4.75%, 7/10/21	EUR	1,700,000	2,076,393
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	1,760,000	2,024,911
			28,605,766
Germany — 1.8%
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	2,200,000	2,762,927
Commerzbank AG, MTN, 7.75%, 3/16/21	EUR	2,500,000	3,384,479
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	1,200,000	1,322,952
KFW, 3.875%, 1/21/19	EUR	2,890,000	3,577,979
KFW, MTN, 4.625%, 1/4/23	EUR	3,340,000	4,852,262
			15,900,599
Ireland — 0.7%
Aquarius and Investments plc for Zurich Insurance Co. Ltd., MTN, VRN, 4.25%, 10/2/23	EUR	1,200,000	1,524,893
GE Capital European Funding, MTN, 5.375%, 1/23/20	EUR	3,960,000	5,237,984
			6,762,877
Italy — 1.1%
Assicurazioni Generali SpA, MTN, 4.125%, 5/4/26	EUR	2,000,000	2,467,985
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	2,000,000	2,766,111
Telecom Italia SpA, MTN, 5.875%, 5/19/23	GBP	1,350,000	2,246,210
Terna Rete Elettrica Nazionale SpA, MTN, 2.875%, 2/16/18	EUR	1,940,000	2,228,648
			9,708,954
Luxembourg — 1.7%
European Financial Stability Facility, MTN, 1.875%, 5/23/23	EUR	5,190,000	6,370,603
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	3,260,000	4,106,509

European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	1,830,000	2,792,608
Glencore Finance Europe SA, MTN, 1.625%, 1/18/22	EUR	1,760,000	1,916,760
			15,186,480
Netherlands — 1.8%
Allianz Finance II BV, MTN, 4.75%, 7/22/19	EUR	2,600,000	3,307,999
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.375%, 6/7/21	EUR	4,000,000	5,273,702
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	2,000,000	2,377,006
Shell International Finance BV, MTN, 1.625%, 1/20/27	EUR	1,580,000	1,794,060
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	1,500,000	1,859,185
Volkswagen International Finance NV, VRN, 3.75%, 3/24/21	EUR	1,760,000	2,036,119
			16,648,071
Supranational — 4.4%
Asian Development Bank, MTN, 2.35%, 6/21/27	JPY	830,000,000	8,497,722
European Investment Bank, 2.50%, 7/15/15	EUR	6,450,000	6,987,180
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	5,100,000	6,646,848
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	4,950,000	8,631,776
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	7,480,000	9,360,964
			40,124,490
Switzerland — 0.3%
Credit Suisse AG, VRN, 5.75%, 9/18/20	EUR	2,000,000	2,492,232
United Kingdom — 2.9%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	1,940,000	3,438,123
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	2,640,000	4,462,283
Firstgroup plc, 6.125%, 1/18/19	GBP	1,500,000	2,497,893
HSBC Bank plc, MTN, 6.50%, 7/7/23	GBP	2,000,000	3,628,810
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	1,500,000	2,955,876
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	2,000,000	2,719,939
Royal Bank of Scotland Group plc, MTN, VRN, 3.625%, 3/25/19	EUR	1,500,000	1,691,439
Standard Chartered plc, MTN, 3.625%, 11/23/22	EUR	2,000,000	2,379,914
Tesco Corporate Treasury Services plc, MTN, 2.50%, 7/1/24	EUR	1,940,000	2,100,689
			25,874,966
United States — 3.0%
AES Corp. (The), 4.875%, 5/15/23		$940,000	912,975
Ally Financial, Inc., 2.75%, 1/30/17		940,000	938,881
Ashland, Inc., 4.75%, 8/15/22		940,000	958,800
AT&T, Inc., 3.375%, 3/15/34	EUR	1,000,000	1,294,830
Ball Corp., 4.00%, 11/15/23		$470,000	460,600
Calpine Corp., 5.875%, 1/15/24(1)		940,000	1,020,370
Calpine Corp., 5.75%, 1/15/25		940,000	950,575
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22		940,000	964,675
Chesapeake Energy Corp., 4.875%, 4/15/22		940,000	885,950
Cimarex Energy Co., 4.375%, 6/1/24		940,000	937,650
CIT Group, Inc., 5.00%, 8/15/22		940,000	967,025
Constellation Brands, Inc., 3.875%, 11/15/19		940,000	970,550
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		940,000	952,925
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24		940,000	962,325
General Motors Co., 5.00%, 4/1/35		940,000	1,006,334
General Motors Financial Co., Inc., 3.25%, 5/15/18		940,000	959,975
HCA, Inc., 3.75%, 3/15/19		1,410,000	1,432,476

HJ Heinz Co., 4.875%, 2/15/25(1)		940,000	1,021,075
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 12/1/24		940,000	965,756
Sprint Communications, 9.00%, 11/15/18(1)		940,000	1,081,000
Steel Dynamics, Inc., 6.125%, 8/15/19		940,000	1,005,800
Tenneco, Inc., 6.875%, 12/15/20		940,000	1,001,100
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19(1)		940,000	972,900
United Rentals North America, Inc., 5.75%, 7/15/18		940,000	980,185
Universal Health Services, Inc., 4.75%, 8/1/22(1)		940,000	989,350
Wells Fargo & Co., MTN, 2.25%, 9/3/20	EUR	1,800,000	2,102,771
			26,696,853
TOTAL CORPORATE BONDS (Cost $203,388,451)			191,042,761
MUNICIPAL SECURITIES — 1.1%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/42		$1,475,000	979,975
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40		5,950,000	3,483,309
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.00%, 7/1/41		1,750,000	1,145,375
Puerto Rico GO, Series 2014 A, (Public Improvement), 8.00%, 7/1/35		5,650,000	4,650,628
TOTAL MUNICIPAL SECURITIES (Cost $10,098,125)			10,259,287
TEMPORARY CASH INVESTMENTS — 3.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 3.125%, 1/31/16 - 10/31/19, valued at $4,224,063), in a joint trading account at 0.08%, dated 3/31/15, due 4/1/15 (Delivery value $4,135,538)			4,135,529
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $16,881,263), at 0.01%, dated 3/31/15, due 4/1/15 (Delivery value $16,545,005)			16,545,000
SSgA U.S. Government Money Market Fund, Class N		3,449,587	3,449,587
U.S. Treasury Bills 0.03%, 5/14/15(2)(3)		3,000,000	2,999,919
TOTAL TEMPORARY CASH INVESTMENTS (Cost $27,130,024)			27,130,035
TOTAL INVESTMENT SECURITIES — 98.8% (Cost $967,934,619)			892,257,884
OTHER ASSETS AND LIABILITIES — 1.2%			10,699,857
TOTAL NET ASSETS — 100.0%			$902,957,741

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	4,700,000	USD	3,602,362	Barclays Bank plc	4/30/15	(28,383)
AUD	3,101,250	USD	2,389,926	Deutsche Bank	4/30/15	(31,670)
AUD	2,050,000	USD	1,610,378	JPMorgan Chase Bank N.A.	4/30/15	(51,514)
AUD	1,551,471	USD	1,179,860	UBS AG	4/30/15	(88)
AUD	2,169,482	USD	1,650,403	UBS AG	4/30/15	(683)
USD	1,749,674	AUD	2,300,000	Barclays Bank plc	4/30/15	705
USD	4,987,147	AUD	6,479,044	UBS AG	4/30/15	60,346
USD	2,849,734	AUD	3,750,000	Westpac Group	4/30/15	(1,845)
BRL	8,346,845	USD	2,970,407	UBS AG	4/30/15	(373,191)
BRL	4,673,350	USD	1,450,000	UBS AG	4/30/15	4,166
USD	3,150,000	BRL	9,160,200	UBS AG	4/30/15	299,699
USD	104,902	BRL	294,775	UBS AG	4/30/15	13,180
USD	2,800,000	BRL	7,956,200	UBS AG	4/30/15	324,337
CAD	7,249,518	USD	5,673,384	Barclays Bank plc	4/30/15	48,402
CAD	1,750,818	USD	1,400,000	Deutsche Bank	4/30/15	(18,142)

CAD	1,427,638	USD	1,133,445	JPMorgan Chase Bank N.A.	4/30/15	(6,661)
CAD	1,251,320	USD	1,000,000	State Street Bank and Trust	4/30/15	(12,378)
CAD	2,450,657	USD	1,972,423	Westpac Group	4/30/15	(38,207)
USD	1,050,000	CAD	1,332,840	JPMorgan Chase Bank N.A.	4/30/15	(1,963)
USD	2,870,163	CAD	3,612,046	JPMorgan Chase Bank N.A.	4/30/15	19,304
USD	3,200,000	CAD	3,999,408	State Street Bank and Trust	4/30/15	43,410
USD	5,450,000	CAD	6,950,576	Westpac Group	4/30/15	(35,842)
CHF	1,177,229	USD	1,197,615	JPMorgan Chase Bank N.A.	4/30/15	15,132
CHF	5,315,141	USD	5,792,375	Westpac Group	4/30/15	(316,874)
USD	23,106	CHF	22,532	Barclays Bank plc	4/30/15	(105)
USD	1,750,000	CHF	1,735,414	Westpac Group	4/30/15	(37,772)
CLP	2,594,435,650	USD	4,129,623	UBS AG	4/30/15	15,505
USD	3,916,540	CLP	2,481,128,375	UBS AG	4/30/15	(47,557)
CNY	64,220,475	USD	10,348,127	Westpac Group	4/30/15	85,168
CNY	22,159,800	USD	3,600,000	Westpac Group	4/30/15	94
USD	10,332,295	CNY	64,122,220	Westpac Group	4/30/15	(85,037)
COP	1,289,400,005	USD	535,688	UBS AG	4/30/15	(41,291)
COP	3,261,250,000	USD	1,250,000	UBS AG	4/30/15	466
USD	2,600,000	COP	6,630,000,000	UBS AG	4/30/15	57,849
USD	551,662	COP	1,327,850,001	UBS AG	4/30/15	42,522
CZK	86,708,160	USD	3,450,000	Barclays Bank plc	4/30/15	(66,512)
CZK	11,180,676	USD	445,768	Deutsche Bank	4/30/15	(9,480)
CZK	28,089,364	USD	1,100,000	JPMorgan Chase Bank N.A.	4/30/15	(3,909)
USD	2,150,000	CZK	52,840,980	Barclays Bank plc	4/30/15	88,063
USD	1,450,000	CZK	37,276,629	JPMorgan Chase Bank N.A.	4/30/15	(4,592)
USD	1,950,000	CZK	47,942,895	JPMorgan Chase Bank N.A.	4/30/15	79,193
USD	2,050,000	CZK	50,599,398	JPMorgan Chase Bank N.A.	4/30/15	75,533
USD	2,046,191	CZK	49,364,021	JPMorgan Chase Bank N.A.	4/30/15	119,930
DKK	1,610,179	USD	249,863	Barclays Bank plc	4/30/15	(17,945)
DKK	3,188,585	USD	453,800	Deutsche Bank	4/30/15	5,460
DKK	7,486,443	USD	1,142,289	UBS AG	4/30/15	(63,998)
USD	638,733	DKK	4,354,122	UBS AG	4/30/15	11,598
EUR	4,500,000	USD	5,122,755	Barclays Bank plc	4/30/15	(282,356)
EUR	5,300,000	USD	5,631,526	Barclays Bank plc	4/30/15	69,389
EUR	4,550,000	USD	4,946,760	JPMorgan Chase Bank N.A.	4/30/15	(52,578)
EUR	3,500,000	USD	3,722,775	JPMorgan Chase Bank N.A.	4/30/15	41,980
EUR	4,299,933	USD	4,673,791	UBS AG	4/30/15	(48,592)
EUR	35,304,370	USD	37,441,132	UBS AG	4/30/15	533,813
EUR	16,000,000	USD	17,452,320	UBS AG	4/30/15	(242,011)
EUR	7,250,000	USD	8,269,408	Westpac Group	4/30/15	(470,987)
EUR	11,800,000	USD	13,459,174	Westpac Group	4/30/15	(766,572)
USD	2,358,522	EUR	2,178,570	Barclays Bank plc	4/30/15	15,156
USD	5,110,287	EUR	4,550,000	Barclays Bank plc	4/30/15	216,105
USD	4,154,985	EUR	3,800,000	Barclays Bank plc	4/30/15	67,536
USD	10,799,431	EUR	9,650,000	Deutsche Bank	4/30/15	419,463
USD	7,414,466	EUR	6,500,000	Deutsche Bank	4/30/15	422,778
USD	2,415,656	EUR	2,250,000	JPMorgan Chase Bank N.A.	4/30/15	(4,543)
USD	3,113,568	EUR	2,850,000	JPMorgan Chase Bank N.A.	4/30/15	47,982
USD	1,949,635	EUR	1,721,331	JPMorgan Chase Bank N.A.	4/30/15	98,095
USD	1,380,097	EUR	1,210,029	UBS AG	4/30/15	78,537
USD	1,537,873	EUR	1,338,355	UBS AG	4/30/15	98,279
USD	170,134	EUR	148,051	UBS AG	4/30/15	10,884
USD	54,196,425	EUR	51,000,000	Westpac Group	4/30/15	(661,434)

GBP	1,550,000	USD	2,394,945	Deutsche Bank	4/30/15	(96,097)
GBP	94,594	USD	143,413	JPMorgan Chase Bank N.A.	4/30/15	(3,118)
GBP	1,300,000	USD	2,001,719	JPMorgan Chase Bank N.A.	4/30/15	(73,653)
GBP	1,881,475	USD	2,840,790	JPMorgan Chase Bank N.A.	4/30/15	(50,322)
GBP	1,500,000	USD	2,309,004	State Street Bank and Trust	4/30/15	(84,312)
GBP	13,358,450	USD	20,247,710	UBS AG	4/30/15	(435,418)
GBP	1,711,344	USD	2,525,061	UBS AG	4/30/15	13,082
GBP	2,250,000	USD	3,463,794	Westpac Group	4/30/15	(126,756)
USD	883,524	GBP	600,000	Barclays Bank plc	4/30/15	(6,353)
USD	1,185,856	GBP	794,254	Barclays Bank plc	4/30/15	7,876
USD	3,656,309	GBP	2,400,000	Barclays Bank plc	4/30/15	96,801
USD	2,674,393	GBP	1,800,000	Deutsche Bank	4/30/15	4,763
USD	4,035,553	GBP	2,650,000	JPMorgan Chase Bank N.A.	4/30/15	105,263
USD	13,248,720	GBP	9,000,000	Westpac Group	4/30/15	(99,433)
HKD	2,067,261	USD	266,599	Barclays Bank plc	4/30/15	32
HUF	422,295,348	USD	1,500,000	Barclays Bank plc	4/30/15	10,310
HUF	903,048,250	USD	3,250,000	Barclays Bank plc	4/30/15	(20,310)
USD	39,040	HUF	10,511,044	JPMorgan Chase Bank N.A.	4/30/15	1,448
USD	4,050,000	HUF	1,121,588,510	State Street Bank and Trust	4/30/15	38,715
IDR	746,000,006	USD	58,092	Westpac Group	4/30/15	(1,532)
ILS	5,760,017	USD	1,469,889	Barclays Bank plc	4/30/15	(22,430)
ILS	10,239,528	USD	2,634,139	JPMorgan Chase Bank N.A.	4/30/15	(61,005)
ILS	12,609,123	USD	3,250,000	JPMorgan Chase Bank N.A.	4/30/15	(81,401)
USD	5,050,000	ILS	19,957,243	State Street Bank and Trust	4/30/15	34,861
INR	405,438,000	USD	6,487,008	Westpac Group	4/30/15	(1,895)
INR	62,821,000	USD	1,005,136	Westpac Group	4/30/15	(294)
INR	220,845,500	USD	3,550,000	Westpac Group	4/30/15	(17,504)
USD	2,800,000	INR	175,924,000	UBS AG	4/30/15	(13,962)
USD	5,000,000	INR	315,050,000	UBS AG	4/30/15	(39,328)
JPY	207,663,400	USD	1,750,000	Barclays Bank plc	4/30/15	(17,868)
JPY	470,836,050	USD	3,950,000	Barclays Bank plc	4/30/15	(22,729)
JPY	453,248,800	USD	3,800,000	Barclays Bank plc	4/30/15	(19,426)
JPY	466,508,350	USD	3,850,000	Barclays Bank plc	4/30/15	41,173
JPY	1,914,515,076	USD	15,972,248	Barclays Bank plc	4/30/15	(3,167)
JPY	2,914,895,312	USD	24,863,504	JPMorgan Chase Bank N.A.	4/30/15	(550,195)
JPY	1,750,236,400	USD	14,429,977	JPMorgan Chase Bank N.A.	4/30/15	168,846
JPY	1,233,545,374	USD	10,167,734	JPMorgan Chase Bank N.A.	4/30/15	121,339
JPY	833,688,360	USD	6,900,000	State Street Bank and Trust	4/30/15	53,843
JPY	252,062,790	USD	2,100,000	UBS AG	4/30/15	2,470
USD	2,350,000	JPY	279,534,615	Barclays Bank plc	4/30/15	18,386
USD	477,886	JPY	57,025,743	Barclays Bank plc	4/30/15	2,231
USD	1,150,000	JPY	139,029,250	Barclays Bank plc	4/30/15	(9,651)
USD	1,139,512	JPY	135,167,535	Barclays Bank plc	4/30/15	12,072
USD	921,862	JPY	109,641,021	Barclays Bank plc	4/30/15	7,340
USD	3,729	JPY	444,001	Deutsche Bank	4/30/15	25
USD	900,000	JPY	106,884,477	Deutsche Bank	4/30/15	8,470
USD	3,300,000	JPY	394,993,500	JPMorgan Chase Bank N.A.	4/30/15	5,337
USD	4,200,000	JPY	503,475,000	State Street Bank and Trust	4/30/15	486
USD	3,700,000	JPY	446,698,040	Westpac Group	4/30/15	(25,934)
USD	35,500,000	JPY	4,291,701,500	Westpac Group	4/30/15	(297,329)
KRW	2,881,580,000	USD	2,600,000	UBS AG	4/30/15	(4,740)
KRW	27,583,083,499	USD	25,328,819	Westpac Group	4/30/15	(486,445)
KRW	4,640,450,002	USD	4,261,203	Westpac Group	4/30/15	(81,837)

USD	4,800,000	KRW	5,305,200,000	UBS AG	4/30/15	21,935
USD	1,950,000	KRW	2,178,735,000	UBS AG	4/30/15	(12,252)
USD	2,250,000	KRW	2,531,925,000	Westpac Group	4/30/15	(30,348)
MXN	45,138,638	USD	3,000,000	Barclays Bank plc	4/30/15	(45,599)
MXN	69,893,857	USD	4,700,000	Barclays Bank plc	4/30/15	(125,327)
MXN	44,483,130	USD	2,969,202	JPMorgan Chase Bank N.A.	4/30/15	(57,705)
USD	2,850,000	MXN	42,835,722	Barclays Bank plc	4/30/15	46,329
USD	6,644,768	MXN	99,755,674	Barclays Bank plc	4/30/15	115,588
USD	599,175	MXN	8,851,360	JPMorgan Chase Bank N.A.	4/30/15	19,839
USD	850,000	MXN	13,044,185	Westpac Group	4/30/15	(3,764)
MYR	4,066,700	USD	1,100,000	UBS AG	4/30/15	(6,350)
MYR	8,805,600	USD	2,400,000	UBS AG	4/30/15	(31,925)
MYR	10,330,045	USD	2,890,736	UBS AG	4/30/15	(112,695)
MYR	25,080,375	USD	6,962,903	Westpac Group	4/30/15	(218,081)
USD	3,850,000	MYR	14,158,375	UBS AG	4/30/15	42,413
USD	6,304,311	MYR	22,708,130	Westpac Group	4/30/15	197,454
NOK	9,429,972	USD	1,200,000	Barclays Bank plc	4/30/15	(30,223)
NOK	3,776,117	USD	476,509	Deutsche Bank	4/30/15	(8,086)
NOK	25,092,711	USD	3,150,000	State Street Bank and Trust	4/30/15	(37,278)
USD	39,617,401	NOK	298,053,632	Deutsche Bank	4/30/15	2,644,187
USD	4,200,000	NOK	34,812,246	State Street Bank and Trust	4/30/15	(118,420)
NZD	4,671,789	USD	3,517,390	Barclays Bank plc	4/30/15	(34,250)
NZD	195,000	USD	142,048	Barclays Bank plc	4/30/15	3,338
NZD	950,000	USD	700,612	JPMorgan Chase Bank N.A.	4/30/15	7,679
NZD	999,425	USD	733,724	JPMorgan Chase Bank N.A.	4/30/15	11,416
NZD	4,450,000	USD	3,391,599	State Street Bank and Trust	4/30/15	(73,818)
USD	7,796,638	NZD	10,638,864	UBS AG	4/30/15	(135,367)
PEN	9,868,419	USD	3,193,663	UBS AG	4/30/15	(21,456)
USD	3,150,000	PEN	9,862,650	UBS AG	4/30/15	(20,353)
PHP	345,592,000	USD	7,833,001	Westpac Group	4/30/15	(105,493)
USD	5,209,030	PHP	233,364,544	UBS AG	4/30/15	(9,049)
USD	2,566,954	PHP	113,254,000	Westpac Group	4/30/15	34,571
PLN	15,520,840	USD	4,174,028	Barclays Bank plc	4/30/15	(82,146)
PLN	15,042,610	USD	4,098,541	JPMorgan Chase Bank N.A.	4/30/15	(132,739)
PLN	4,484,701	USD	1,194,285	JPMorgan Chase Bank N.A.	4/30/15	(11,948)
USD	4,093,973	PLN	15,182,089	Barclays Bank plc	4/30/15	91,399
USD	2,423,326	PLN	8,903,105	Barclays Bank plc	4/30/15	76,130
USD	1,550,000	PLN	5,824,590	JPMorgan Chase Bank N.A.	4/30/15	14,417
USD	142,691	PLN	518,638	JPMorgan Chase Bank N.A.	4/30/15	5,958
RUB	149,175,000	USD	2,550,000	UBS AG	4/30/15	(19,195)
RUB	83,872,650	USD	1,238,887	UBS AG	4/30/15	184,041
USD	1,350,000	RUB	78,772,500	State Street Bank and Trust	4/30/15	13,598
SEK	17,366,189	USD	2,100,000	Barclays Bank plc	4/30/15	(82,719)
SEK	5,982,333	USD	706,824	Deutsche Bank	4/30/15	(11,908)
SEK	4,287,269	USD	499,098	JPMorgan Chase Bank N.A.	4/30/15	(1,083)
USD	498,898	SEK	4,287,269	JPMorgan Chase Bank N.A.	4/1/15	1,082
USD	1,350,000	SEK	11,261,665	Deutsche Bank	4/30/15	41,829
USD	2,860,581	SEK	23,429,350	JPMorgan Chase Bank N.A.	4/30/15	138,995
USD	850,000	SEK	7,385,225	Westpac Group	4/30/15	(7,878)
SGD	75,000	USD	55,301	Barclays Bank plc	4/30/15	(686)
SGD	6,004,032	USD	4,408,894	Barclays Bank plc	4/30/15	(36,714)
SGD	1,493,971	USD	1,081,386	Barclays Bank plc	4/30/15	6,534
USD	10,575,555	SGD	14,254,791	Westpac Group	4/30/15	195,111

THB	324,831,500	USD	9,908,837	Westpac Group	4/30/15	61,691
USD	1,150,000	THB	37,878,700	Westpac Group	4/30/15	(12,666)
TRY	3,671,780	USD	1,400,000	Barclays Bank plc	4/30/15	1,947
TRY	4,006,950	USD	1,500,000	JPMorgan Chase Bank N.A.	4/30/15	29,920
USD	3,650,000	TRY	9,411,695	JPMorgan Chase Bank N.A.	4/30/15	56,458
USD	123,282	TRY	300,443	JPMorgan Chase Bank N.A.	4/30/15	8,568
USD	1,150,000	TRY	2,968,580	UBS AG	4/30/15	16,546
TWD	91,409,244	USD	2,910,196	Westpac Group	4/30/15	16,082
USD	2,920,877	TWD	91,744,762	Westpac Group	4/30/15	(16,141)
ZAR	49,891,603	USD	4,250,000	Barclays Bank plc	4/30/15	(155,377)
ZAR	77,198,172	USD	6,693,237	Deutsche Bank	4/30/15	(357,554)
USD	3,662,244	ZAR	45,933,205	Barclays Bank plc	4/30/15	(107,512)
USD	700,000	ZAR	8,308,521	Barclays Bank plc	4/30/15	18,117
USD	2,200,000	ZAR	25,819,966	JPMorgan Chase Bank N.A.	4/30/15	80,946
USD	4,050,000	ZAR	48,126,648	State Street Bank and Trust	4/30/15	100,228
						(263,687)

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
193	U.S. Treasury 10-Year Notes	June 2015	24,878,906	(252,901)
96	U.S. Treasury Long Bonds	June 2015	15,732,000	(164,299)
29	U.S. Treasury Ultra Long Bonds	June 2015	4,926,375	(72,732)
			45,537,281	(489,932)

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	British Pound
GO	-	General Obligation
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $92,750,258, which represented 10.3% of total net assets.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $760,990.

(3)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	663,825,801	—
Corporate Bonds	—	191,042,761	—
Municipal Securities	—	10,259,287	—
Temporary Cash Investments	3,449,587	23,680,448	—
	3,449,587	888,808,297	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	8,589,574	—
Liabilities
Other Financial Instruments
Futures Contracts	(489,932)	—	—
Forward Foreign Currency Exchange Contracts	—	(8,853,261)	—
	(489,932)	(8,853,261)	—

3. Federal Tax Information

As of March 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$969,052,797
Gross tax appreciation of investments	$14,111,155
Gross tax depreciation of investments	(90,906,068)
Net tax appreciation (depreciation) of investments	$(76,794,913)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century International Bond Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	May 27, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	May 27, 2015